UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21749

CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o PNC Global Investment Servicing (U.S.) Inc.

103 Bellevue Parkway

Wilmington, DE 19808

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Lea Anne Copenhefer

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30, 2009

Date of reporting period: December 31, 2008

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT	December 31, 2008

Dear Fellow Shareholders:

The breathtaking descent and, in many cases, demise, of Bear Stearns, Freddie Mac, Fannie Mae, AIG, Lehman Bros., Merrill Lynch, Washington Mutual and Wachovia, were all symptomatic of a dysfunctional credit market. These events foreshadowed the inevitable impact on the global economy which became evident during the last quarter of 2008. We have discussed for the past year the critical relevance of credit and commodities for a stable economy and strong equity markets. Commodity prices from Aluminum to Zinc have collapsed as a result of weakening global demand and an inability to maintain the financial leverage supporting many positions. In a strange vicious circle, high commodity prices (including housing as a commodity for this purpose) hurt the economy, which then hurt the credit markets, which further hurt commodities, and so forth. The expression “negative feedback loop” is becoming cliché, but it is still descriptive for what has happened to the global economy over the past few months. Fears of inflation have rapidly transformed into fears of deflation with global central bankers undertaking dramatic and, in many cases, unconventional, monetary easing to pump life back into the credit markets. Governments around the world are proposing fiscal spending programs by the day to further stimulate their economies and mollify depression-like conditions. In addition to credit and commodities, the third “C” is confidence, and whether referring to consumer or business or even government, it has been eroded. This loss of confidence has caused a shedding of the disbelief and denial that seemed to be holding the economy together through most of the year. It is really this lack of confidence that fuels the negative feedback loop.

The inability or unwillingness of banks and financing sources to provide basic credit for day-to-day transactions has resulted in companies taking a variety of self-help measures that make good sense in isolation, but further drive the economic contraction. These steps include: liquidating their inventories to raise cash; cutting headcount and discretionary expenditures; and paring back capital spending to maintenance levels. The cumulative impact of all of these logical decisions is a precipitous decline in economic activity the likes of which this generation has never experienced. Business managers had certainly become accustomed to shallow and relatively painless business cycles. It now appears that most developed economies will have contracted at a mid-to-high single digit rate in the fourth quarter and most businesses are witnessing ten percent or greater declines in revenues and orders. While corporate America had been viewed as financially sound, the aftershocks of this great consumer deleveraging have widened credit spreads and constricted the availability of credit to even what would traditionally be perceived as healthy companies. While credit spreads have narrowed somewhat over the past couple of weeks and overall rates are lower, with the yield on the ten year note in the 2-2.5% range, the general availability of credit for such mundane transactions as purchasing/leasing a car or posting a letter of credit to import goods from overseas, remains spotty.

Trade remains an important part of the economic equation. Robust U.S. exports for much of the past year provided some lift to an otherwise sputtering economy. Emerging markets countries have not yet adequately established their consumer/middle class economies and, therefore, remain vulnerable to the economic cycles of their developed trading partners. China, the great engine of global growth over the past five years, is suffering from post-Olympic hangover as well as being linked to the supply chain of the West. Much of the incremental demand for virtually all commodities was being driven by China, and with China now possibly posting a negative growth quarter, commodities will likely remain depressed, notwithstanding the recent rally. Longer term, we believe that deflation will once again give way to inflation concerns and a number of commodities will likely regain their investment appeal.

While the reality of the worst stock market in 70 years, the worst housing market on record, the likelihood of 9-10% unemployment and perhaps the longest economic contraction/recession since the Great Depression is quite dour, there are a number of reasons to be more optimistic about the performance of equities over the next year. We believe the commodity-driven inflation spiral is over for the time being. The decline in energy prices since the summer is a tremendous help to the consumer just when it is needed. The magnitude of the monetary and fiscal stimulus that is already in place and being proposed is unprecedented; and there seems to be a clear determination by most global governments to do whatever it takes to reverse the downward spiral. On a shorter-term basis, the speed and depth of the inventory destocking in the fourth quarter, as well as what promises to be a difficult first quarter in 2009 should position the U.S. economy for an inventory replenishment period by springtime. In other words, the economy will begin to feel less bad (i.e. better), within a few months. We have begun to make investments in a number of transportation companies in anticipation of this improvement. While the current business trends for these companies are weak, there is a rationalization taking place whereby the financially and operationally stronger competitors will emerge with greater market shares. This general theme of the strong getting stronger is also driving some of our stock selection across other industries which will experience consolidation through, initially, competitive forces and subsequently through some merger & acquisition activity.

We continue to approach the investment climate with a balance of optimism and realism. To be an investor, one has to maintain an optimistic mind-set and believe that our free market system, while imperfect, is resilient and that innovation and superior management execution will be recognized. It is always impossible to call a bottom and we know that cheap can get cheaper over the near term. However, we believe those investors who will allow themselves the luxury of looking out beyond the next few months to properly value a security based upon its longer-term opportunities and cash flows, will be handsomely rewarded.

Sincerely,

Ronald H. McGlynn
Chairman, Cramer Rosenthal McGlynn, LLC and
President, CRM Mutual Fund Trust

This report must be preceded or accompanied by the current prospectus for the Funds. Before investing, you should carefully read the prospectus and consider the investment objectives, risks, changes and expenses of the Funds. Additional copies of the prospectus may be obtained at www.crmfunds.com or at 800-CRM-2883.

Distributed by PFPC Distributors, Inc. King of Prussia, PA 19406.

CRM FUNDS

EXPENSE DISCLOSURE (Unaudited)

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund’s expenses in two ways.

•

Actual fund return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

•

Hypothetical 5% return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs that may be levied by other funds, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The “Annualized Expense Ratio” reflects the actual expenses for the period indicated.

For the Period July 1, 2008 to December 31, 2008

Expense Table

Fund/Class	Beginning Account Value 07/01/08	Ending Account Value 12/31/08	Annualized Expense Ratio	Expenses Paid During Period[1]
CRM Small Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$753.60	1.11%	$4.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.54	1.11%	$5.67

CRM Funds

CRM FUNDS

EXPENSE DISCLOSURE (Unaudited) (Continued)

Fund/Class	Beginning Account Value 07/01/08	Ending Account Value 12/31/08	Annualized Expense Ratio	Expenses Paid During Period[1]
CRM Small Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$754.70	0.86%	$3.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.82	0.86%	$4.39
CRM Small/Mid Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$738.20	1.15%	$5.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	1.15%	$5.87
CRM Small/Mid Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$739.00	0.90%	$3.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.61	0.90%	$4.59
CRM Mid Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$707.90	1.08%	$4.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.69	1.08%	$5.51
CRM Mid Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$708.30	0.83%	$3.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.97	0.83%	$4.24
CRM Large Cap Opportunity Fund - Investor Shares
Actual Fund Return	$1,000.00	$726.10	1.35%	$5.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.31	1.35%	$6.89
CRM Large Cap Opportunity Fund - Institutional Shares
Actual Fund Return	$1,000.00	$727.40	1.10%	$4.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	1.10%	$5.62
CRM Large Cap Opportunity Fund - Advisor Shares[2]
Actual Fund Return	$1,000.00	$727.10	1.10%	$4.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	1.10%	$5.62
CRM All Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$691.30	1.50%	$6.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	1.50%	$7.66
CRM All Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$692.20	1.25%	$5.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.82	1.25%	$6.38
CRM All Cap Value Fund - Advisor Shares[2]
Actual Fund Return	$1,000.00	$691.50	1.25%	$5.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.82	1.25%	$6.38

CRM Funds

CRM FUNDS

EXPENSE DISCLOSURE (Unaudited) (Continued)

Fund/Class	Beginning Account Value 07/01/08	Ending Account Value 12/31/08	Annualized Expense Ratio	Expenses Paid During Period[1]
CRM 130/30 Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$719.70	2.51%	$10.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,012.39	2.51%	$12.81
CRM 130/30 Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$720.00	2.25%	$9.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,013.72	2.25%	$11.49

[1]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

[2]	The annualized expense ratio for Advisor Shares reflects that the Funds did not pay distribution fees during the period from July 1, 2008 - December 31, 2008.

CRM Funds

CRM FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS (Unaudited)

PORTFOLIO HOLDINGS

December 31, 2008

The following tables present a summary of the sector distribution of the portfolio holdings of each of the CRM Funds as a percentage of their total investments, excluding short-term investments held as collateral for loaned securities.

Small Cap Value Fund

Common Stock
Consumer Discretionary	28.6%
Financial Services	24.3
Health Care	8.2
Technology	6.6
Materials & Processing	6.3
Utilities	6.1
Consumer Staples	5.6
Producer Durables	4.7
Autos & Transportation	2.6
Other Energy	1.7
Short-Term Investments	5.1
U.S. Treasury Obligations	0.2

100.0%

Small/Mid Cap Value Fund

Common Stock
Financial Services	22.1%
Consumer Discretionary	17.3
Technology	13.0
Health Care	12.5
Utilities	8.8
Materials & Processing	6.1
Consumer Staples	5.0
Producer Durables	4.6
Other Energy	2.5
Autos & Transportation	2.2
Short-Term Investments	5.6
U.S. Treasury Obligations	0.3

100.0%

Mid Cap Value Fund

Common Stock
Financial Services	28.2%
Technology	14.9
Consumer Discretionary	12.6
Utilities	11.1
Health Care	9.1
Consumer Staples	6.8
Producer Durables	6.0
Autos & Transportation	3.1
Materials & Processing	2.9
Other Energy	0.9
Exchange Traded Funds	1.0
Short-Term Investments	2.9
U.S. Treasury Obligations	0.5

100.0%

Large Cap Opportunity Fund

Common Stock
Financial Services	21.9%
Health Care	16.1
Technology	13.4
Consumer Discretionary	12.5
Consumer Staples	11.3
Producer Durables	6.2
Utilities	4.8
Integrated Oils	4.0
Autos & Transportation	2.0
Other Energy	2.0
Materials & Processing	1.0
Short-Term Investments	4.8

100.0%

CRM Funds

CRM FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS (Unaudited) (Continued)

All Cap Value Fund

Common Stock
Financial Services	23.2%
Health Care	15.7
Consumer Discretionary	12.8
Consumer Staples	8.9
Producer Durables	8.3
Technology	7.9
Materials & Processing	6.0
Other Energy	4.9
Integrated Oils	4.0
Utilities	3.6
Autos & Transportation	1.1
Short-Term Investments	3.6

100.0%

130/30 Value Fund

Common Stock
Financial Services	24.2%
Health Care	17.5
Technology	15.4
Consumer Discretionary	14.5
Consumer Staples	12.6
Producer Durables	6.8
Utilities	5.4
Integrated Oils	4.7
Other Energy	2.6
Autos & Transportation	2.5
Materials & Processing	0.9
Short-Term Investments	7.2
Securities Sold Short
Common Stock
Integrated Oils	(0.2)
Autos & Transportation	(0.5)
Utilities	(0.9)
Consumer Staples	(0.9)
Financial Services	(1.1)
Materials & Processing	(1.4)
Technology	(1.9)
Consumer Discretionary	(1.9)
Health Care	(2.2)
Exchange Traded Funds	(3.3)

100.0%

Portfolio holdings are subject to change at any time.

CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2008 (Unaudited)

Shares		Value
Common Stock — 95.2%
Autos & Transportation — 2.6%
Auto Parts:Original Equipment — 0.4%
106,400	WABCO Holdings, Inc.	$1,680,056

Shipping — 1.0%
167,120	Kirby Corp.[1]	4,572,403

Truckers — 1.2%
194,500	Con-way, Inc.	5,173,700

Total Autos & Transportation		11,426,159

Consumer Discretionary — 28.8%
Leisure Time — 1.5%
709,600	Callaway Golf Co.	6,592,184

Restaurants — 2.9%
1,483,200	CKE Restaurants, Inc.	12,874,176

Retail — 6.4%
835,800	Brown Shoe Co., Inc.	7,079,226
276,600	Children’s Place Retail Stores, Inc. (The)[1]	5,996,688
878,400	Dress Barn, Inc.[1,2]	9,434,016
906,000	Ticketmaster Entertainment, Inc.[1]	5,816,520

		28,326,450

Services:Commercial — 14.8%
410,300	Brink’s Home Security Holdings, Inc.[1]	8,993,776
161,000	Copart, Inc.[1,2]	4,377,590
258,815	G & K Services, Inc. — Class A	5,233,239
793,800	GEO Group, Inc. (The)[1,2]	14,312,214
521,200	Korn/Ferry International[1]	5,952,104
1,395,013	SkillSoft PLC, ADR[1,2,3,4]	9,960,393
793,300	TeleTech Holdings, Inc.[1]	6,624,055
212,700	Watson Wyatt Worldwide, Inc. — Class A	10,171,314

		65,624,685

Shoes — 1.2%
424,100	DSW, Inc. — Class A1,2	5,284,286

Wholesalers — 2.0%
2,027,200	Brightpoint, Inc.[1,2]	8,818,320

Total Consumer Discretionary		127,520,101

Consumer Staples — 5.6%
Foods — 5.6%
588,500	Lance, Inc.	13,500,190
197,550	Ralcorp Holdings, Inc.[1]	11,536,920

Total Consumer Staples		25,037,110

Financial Services — 24.4%
Banks:Outside New York City — 14.2%
1,367,700	Boston Private Financial Holdings, Inc.[2]	9,355,068
732,500	CVB Financial Corp.[2]	8,716,750
392,100	First Commonwealth Financial Corp.	4,854,198
1,491,301	First Horizon National Corp.[2]	15,763,052
1,173,200	Investors Bancorp, Inc.[1]	15,756,076
415,810	Valley National Bancorp[2]	8,420,152

		62,865,296

Insurance:Multi-Line — 3.0%
495,200	Max Capital Group Ltd.	8,765,040
121,600	Platinum Underwriters Holdings Ltd.	4,387,328

		13,152,368

Savings & Loan — 7.2%
474,100	Astoria Financial Corp.[2]	7,813,168
705,100	Brookline Bancorp, Inc.	7,509,315
319,100	Kearny Financial Corp.	4,084,480
437,700	NewAlliance Bancshares, Inc.	5,764,509
468,000	Washington Federal, Inc.	7,001,280

		32,172,752

Total Financial Services		108,190,416

Health Care — 8.2%
Drugs & Pharmaceuticals — 1.7%
431,600	BioMarin Pharmaceutical, Inc.[1,2]	7,682,480

Medical & Dental Instruments & Supplies — 6.5%
386,000	Cooper Cos., Inc. (The)[2]	6,330,400
595,700	Cyberonics, Inc.[1,2]	9,870,749
227,950	Edwards Lifesciences Corp.[1,2]	12,525,852

		28,727,001

Total Health Care		36,409,481

Materials & Processing — 6.4%
Chemicals — 0.9%
343,400	Rockwood Holdings, Inc.[1]	3,708,720

Containers & Packaging:Metals & Glass — 2.0%
266,521	Greif, Inc. — Class A	8,909,797

Diversified Materials & Processing — 1.4%
422,500	Barnes Group, Inc.[2]	6,126,250

Metal Fabricating — 2.1%
191,494	Kaydon Corp.[2]	6,577,819
141,600	RBC Bearings, Inc.[1]	2,871,648

		9,449,467

Total Materials & Processing		28,194,234

Other Energy — 1.8%
Machinery:Oil Well Equipment & Services — 0.5%
264,400	Willbros Group, Inc.[1,2]	2,239,468

Oil:Crude Producers — 1.3%
161,045	Range Resources Corp.[2]	5,538,338

Total Other Energy		7,777,806

Producer Durables — 4.7%
Aerospace — 1.8%
212,700	Moog, Inc. — Class A1	7,778,439

See accompanying notes.	CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

December 31, 2008 (Unaudited)

Shares		Value
Producer Durables — (continued)
Telecommunications Equipment — 2.9%
1,638,200	Arris Group, Inc.[1,2]	$13,023,690

Total Producer Durables		20,802,129

Technology — 6.6%
Communications Technology — 1.0%
370,900	Syniverse Holdings, Inc.[1]	4,428,546

Computer Services, Software & Systems — 4.1%
443,700	ACI Worldwide, Inc.[1,2]	7,054,830
820,600	Informatica Corp.[1,2]	11,266,838

		18,321,668

Electronics:Technology — 1.5%
671,700	Checkpoint Systems, Inc.[1]	6,609,528

Total Technology		29,359,742

Utilities — 6.1%
Utilities:Electrical — 6.1%
547,100	Cleco Corp.	12,490,293
319,164	El Paso Electric Co.[1]	5,773,677
382,900	NorthWestern Corp.	8,986,663

Total Utilities		27,250,633

Total Common Stock (Cost $483,394,772)		421,967,811

Short-Term Investments — 5.2%
11,424,442	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	11,424,442
11,424,442	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	11,424,442

Total Short-Term Investments (Cost $22,848,884)		22,848,884

Par/Shares
U.S. Treasury Obligations — 0.2%
$ 100,000	U.S. Treasury Bills, 1.10%, 01/02/09	99,999
150,000	U.S. Treasury Bills, 2.06%, 01/08/09	149,994
200,000	U.S. Treasury Bills, 0.42%, 01/22/09	199,997
50,000	U.S. Treasury Bills, 0.90%, 01/29/09	49,999
100,000	U.S. Treasury Bills, 1.54%, 04/02/09	99,971
250,000	U.S. Treasury Bills, 1.10%, 04/16/09	249,945

Total U.S. Treasury Obligations (Cost $848,703)		849,905

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.6% (Cost $507,092,359)		445,666,600

Short-Term Investments Held As Collateral For Loaned Securities — 19.5%
Institutional Money Market Trust
86,258,434	Institutional Money Market Trust
(Cost $86,258,434)		86,258,434

Total Investments — 120.1% (Cost $593,350,793)		531,925,034	[5]
Liabilities in Excess of Other Assets — (20.1%)		(88,905,324)

Total Net Assets — 100.0%		$443,019,710

Summary of inputs used to value the Fund’s investments as of December 31, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Value)
Level 1 — Quoted Prices	$531,075,129
Level 2 — Other Significant Observable Inputs	849,905
Level 3 — Significant Unobservable Inputs	—

Total	$531,925,034

[1]	Non-income producing security.

[2]	Security partially or fully on loan.

[3]	ADR — American Depository Receipt.

[4]	PLC — Public Limited Company.

[5]

At December 31, 2008, the market value of securities on loan for the Small Cap Value Fund was $83,913,839. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2008 (Unaudited)

Shares		Value
Common Stock — 96.0%
Autos & Transportation — 2.2%
Auto Parts:Original Equipment — 1.0%
154,833	WABCO Holdings, Inc.	$2,444,813

Truckers — 1.2%
107,600	Con-way, Inc.	2,862,160

Total Autos & Transportation		5,306,973

Consumer Discretionary — 17.7%
Leisure Time — 1.4%
361,300	Callaway Golf Co.	3,356,477

Restaurants — 1.9%
207,500	Jack in the Box, Inc.[1]	4,583,675

Retail — 5.9%
153,900	Advance Auto Parts, Inc.	5,178,735
68,300	Dollar Tree, Inc.[1]	2,854,940
342,900	Dress Barn, Inc.[1]	3,682,746
115,100	J. C. Penney Co., Inc.	2,267,470

		13,983,891

Services:Commercial — 6.3%
88,900	Copart, Inc.[1,2]	2,417,191
335,500	Corrections Corp. of America[1]	5,488,780
71,100	Manpower, Inc.	2,416,689
95,900	Watson Wyatt Worldwide, Inc. — Class A	4,585,938

		14,908,598

Toys — 2.2%
334,500	Mattel, Inc.	5,352,000

Total Consumer Discretionary		42,184,641

Consumer Staples — 5.1%
Foods — 5.1%
43,700	J.M. Smucker Co. (The)	1,894,832
144,600	McCormick & Co., Inc.	4,606,956
97,800	Ralcorp Holdings, Inc.[1]	5,711,520

Total Consumer Staples		12,213,308

Financial Services — 22.6%
Banks:Outside New York City — 6.9%
46,819	Bank of Hawaii Corp.[2]	2,114,814
786,275	First Horizon National Corp.[2]	8,310,927
402,800	Huntington Bancshares, Inc.[2]	3,085,448
328,000	KeyCorp	2,794,560

		16,305,749

Financial Data Processing Services & Systems — 2.4%
51,500	Alliance Data Systems Corp.[1,2]	2,396,295
209,600	Fidelity National Information Services, Inc.	3,410,192

		5,806,487

Financial Information Services — 3.4%
106,200	Dun & Bradstreet Corp. (The)	8,198,640

Investment Management Companies — 1.6%
265,100	Invesco Ltd.	3,828,044

Savings & Loan — 8.3%
252,200	Astoria Financial Corp.[2]	4,156,256
467,680	People’s United Financial, Inc.	8,338,735
555,300	TFS Financial Corp.	7,163,370

		19,658,361

Total Financial Services		53,797,281

Health Care — 12.7%
Biotechnology Research & Production — 2.0%
91,700	Millipore Corp.[1,2]	4,724,384

Drugs & Pharmaceuticals — 1.7%
227,800	BioMarin Pharmaceutical, Inc.[1,2]	4,054,840

Electronics:Medical Systems — 1.6%
292,900	Hologic, Inc.[1,2]	3,828,203

Medical & Dental Instruments & Supplies — 7.4%
91,700	C.R. Bard, Inc.	7,726,642
211,000	Cooper Cos., Inc. (The)[2]	3,460,400
119,800	Edwards Lifesciences Corp.[1]	6,583,010

		17,770,052

Total Health Care		30,377,479

Materials & Processing — 6.2%
Chemicals — 2.4%
102,000	Lubrizol Corp.	3,711,780
189,500	Rockwood Holdings, Inc.[1]	2,046,600

		5,758,380

Containers & Packaging:Metals & Glass — 1.5%
110,900	Greif, Inc. — Class A	3,707,387

Containers & Packaging:Paper & Plastic — 1.0%
96,400	Pactiv Corp.[1]	2,398,432

Metal Fabricating — 1.3%
87,500	Kaydon Corp.	3,005,625

Total Materials & Processing		14,869,824

Other Energy — 2.6%
Machinery:Oil Well Equipment & Services — 2.6%
208,700	Dresser-Rand Group, Inc.[1]	3,600,075
118,800	Exterran Holdings, Inc.[1,2]	2,530,440

Total Other Energy		6,130,515

Producer Durables — 4.7%
Aerospace — 4.7%
169,400	Goodrich Corp.	6,271,188
132,200	Moog, Inc. — Class A1	4,834,554

Total Producer Durables		11,105,742

Technology — 13.2%
Computer Services, Software & Systems — 7.3%
201,600	Amdocs Ltd.[1]	3,687,264
226,000	BMC Software, Inc.[1]	6,081,660
358,640	Parametric Technology Corp.[1]	4,536,796
204,890	Teradata Corp.[1]	3,038,519

		17,344,239

See accompanying notes.	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

December 31, 2008 (Unaudited)

Shares		Value
Technology — (continued)
Electronics — 1.3%
131,500	Amphenol Corp. — Class A	$3,153,370

Electronics:Semi-Conductors/Components — 4.6%
123,500	Analog Devices, Inc.	2,348,970
162,300	Avnet, Inc.[1]	2,955,483
980,940	LSI Corp.[1]	3,227,292
737,800	ON Semiconductor Corp.[1,2]	2,508,520

		11,040,265

Total Technology		31,537,874

Utilities — 9.0%
Utilities:Electrical — 6.3%
106,200	Allegheny Energy, Inc.	3,595,932
309,400	CMS Energy Corp.	3,128,034
180,600	Northeast Utilities	4,345,236
217,600	Pepco Holdings, Inc.	3,864,576

		14,933,778

Utilities:Gas Distributors — 2.7%
152,100	ONEOK, Inc.	4,429,152
62,200	Questar Corp.	2,033,318

		6,462,470

Total Utilities		21,396,248

Total Common Stock (Cost $273,413,451)		228,919,885

Short-Term Investments — 5.7%
6,876,578	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	6,876,578
6,876,578	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	6,876,578

Total Short-Term Investments (Cost $13,753,156)		13,753,156

Par/Shares
U.S. Treasury Obligations — 0.3%
$ 50,000	U.S. Treasury Bills, 1.10%, 01/02/09	49,999
300,000	U.S. Treasury Bills, 2.06%, 01/08/09	299,989
50,000	U.S. Treasury Bills, 1.54%, 04/02/09	49,986
250,000	U.S. Treasury Bills, 1.10%, 04/16/09	249,944

Total U.S. Treasury Obligations (Cost $648,897)		649,918

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 102.0% (Cost $287,815,504)		243,322,959

Short-Term Investments Held As Collateral For Loaned Securities — 12.9%
Institutional Money Market Trust
30,716,637	Institutional Money Market Trust
(Cost $30,716,637)		30,716,637

Total Investments — 114.9% (Cost $318,532,141)		274,039,596	[3]
Liabilities in Excess of Other Assets — (14.9%)		(35,608,640)

Total Net Assets — 100.0%		$238,430,956

Summary of inputs used to value the Fund’s investments as of December 31, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Value)
Level 1 — Quoted Prices	$273,389,678
Level 2 — Other Significant Observable Inputs	649,918
Level 3 — Significant Unobservable Inputs	—

Total	$274,039,596

[1]	Non-income producing security.

[2]	Security partially or fully on loan.

[3]

At December 31, 2008, the market value of securities on loan for the Small/Mid Cap Value Fund was $29,914,183. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2008 (Unaudited)

Shares		Value
Common Stock — 93.3%
Autos & Transportation — 3.0%
Air Transport — 1.0%
406,631	FedEx Corp.	$26,085,378

Auto Parts: Original Equipment — 1.0%
1,640,306	WABCO Holdings, Inc.[2]	25,900,432

Truckers — 1.0%
1,033,388	J.B. Hunt Transport Services, Inc.[2]	27,147,103

Total Autos & Transportation		79,132,913

Consumer Discretionary — 12.3%
Advertising Agencies — 1.3%
1,202,768	Omnicom Group, Inc.[2]	32,378,515

Consumer Electronics — 2.2%
3,517,714	Electronic Arts, Inc.[1,2]	56,424,133

Retail — 3.5%
1,140,299	Advance Auto Parts, Inc.	38,371,061
737,390	Dollar Tree, Inc.[1,2]	30,822,902
1,144,544	J. C. Penney Co., Inc.[2]	22,547,517

		91,741,480

Services: Commercial — 1.0%
788,886	Manpower, Inc.[2]	26,814,235

Textiles: Apparel Manufacturers — 1.7%
2,118,863	Coach, Inc.[1,2]	44,008,784

Toys — 2.6%
4,218,281	Mattel, Inc.	67,492,496

Total Consumer Discretionary		318,859,643

Consumer Staples — 6.6%
Beverage: Distillers — 1.0%
523,204	Brown-Forman Corp. — Class B	26,939,774

Foods — 5.6%
1,129,446	Campbell Soup Co.	33,894,674
1,237,211	H.J. Heinz Co.[2]	46,519,134
528,587	J.M. Smucker Co. (The)	22,919,532
1,312,703	McCormick & Co., Inc.	41,822,718

		145,156,058

Total Consumer Staples		172,095,832

Financial Services — 27.6%
Banks: Outside New York City — 4.1%
3,571,596	Fifth Third Bancorp[2]	29,501,383
4,181,667	KeyCorp[2]	35,627,803
823,375	Northern Trust Corp.	42,930,772

		108,059,958

Diversified Financial Services — 6.8%
2,933,601	Bank of New York Mellon Corp. (The)	83,108,916
3,831,431	Marsh & McLennan Cos., Inc.	92,988,831

		176,097,747

Financial Data Processing Services & Systems — 4.8%
571,186	Alliance Data Systems Corp.[1,2]	26,577,285
2,674,931	Fidelity National Information Services, Inc.	43,521,127
3,815,154	Western Union Co. (The)[2]	54,709,308

		124,807,720

Financial Information Services — 3.4%
1,131,670	Dun & Bradstreet Corp. (The)	87,364,924

Insurance: Multi-Line — 3.1%
987,245	AON Corp.	45,097,352
1,181,157	Assurant, Inc.	35,434,710

		80,532,062

Investment Management Companies — 1.8%
3,177,124	Invesco Ltd.	45,877,670

Savings & Loan — 3.6%
5,188,190	People’s United Financial, Inc.[2]	92,505,428

Total Financial Services		715,245,509

Health Care — 8.9%
Biotechnology Research & Production — 2.0%
1,019,511	Millipore Corp.[1,2]	52,525,207

Drugs & Pharmaceuticals — 2.1%
1,579,942	Cardinal Health, Inc.	54,460,601

Electronics: Medical Systems — 1.6%
3,224,622	Hologic, Inc.[1,2]	42,145,809

Medical & Dental Instruments & Supplies — 3.2%
976,437	C.R. Bard, Inc.[2]	82,274,582

Total Health Care		231,406,199

Materials & Processing — 2.8%
Containers & Packaging: Paper & Plastic — 1.0%
1,095,004	Pactiv Corp.[1]	27,243,699

Engineering & Contracting Services — 0.4%
1,006,585	McDermott International, Inc.[1]	9,945,060

Metal Fabricating — 1.4%
599,272	Precision Castparts Corp.	35,644,699

Total Materials & Processing		72,833,458

Other Energy — 0.9%
Machinery: Oil Well Equipment & Services — 0.9%
1,950,704	BJ Services Co.[2]	22,764,716

Total Other Energy		22,764,716

Producer Durables — 5.8%
Aerospace — 4.0%
1,847,278	Goodrich Corp.	68,386,231
681,122	Raytheon Co.	34,764,467

		103,150,698

Diversified Production — 1.8%
2,751,280	Ingersoll-Rand Co. Ltd. — Class A2	47,734,708

Total Producer Durables		150,885,406

See accompanying notes.	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2008 (Unaudited)

Shares		Value
Technology — 14.6%
Computer Services, Software & Systems — 8.1%
2,480,934	BMC Software, Inc.[1,2]	$66,761,934
1,896,822	Computer Sciences Corp.[1]	66,654,325
3,726,829	Parametric Technology Corp.[1]	47,144,387
1,995,996	Teradata Corp.[1]	29,600,621

		210,161,267

Electrical & Electronics — 1.2%
1,927,016	Tyco Electronics Ltd.	31,236,929

Electronics — 1.4%
1,444,155	Amphenol Corp. — Class A2	34,630,837

Electronics: Semi-Conductors/Components — 3.9%
1,361,759	Analog Devices, Inc.[2]	25,900,656
1,640,338	Avnet, Inc.[1]	29,870,555
566,844	Linear Technology Corp.[2]	12,538,589
10,124,268	LSI Corp.[1,2]	33,308,842

		101,618,642

Total Technology		377,647,675

Utilities — 10.8%
Utilities: Electrical — 6.9%
1,780,473	Allegheny Energy, Inc.[2]	60,286,816
3,565,187	CMS Energy Corp.[2]	36,044,040
1,211,358	PPL Corp.	37,176,577
1,088,491	Wisconsin Energy Corp.	45,694,852

		179,202,285

Utilities: Gas Distributors — 3.9%
1,610,114	ONEOK, Inc.	46,886,520
888,066	Questar Corp.	29,030,877
588,455	Sempra Energy	25,085,837

		101,003,234

Total Utilities		280,205,519

Total Common Stock (Cost $3,021,019,413)		2,421,076,870

Exchange Traded Funds — 1.0%
62,677	iShares Dow Jones U.S. Financial Sector Index Fund[2]	2,848,043
123,562	iShares Russell Midcap Index Fund[2]	7,379,123
75,501	Midcap SPDR Trust Series I2	7,335,677
112,784	Regional Bank HOLDRs Trust[2]	8,529,854

Total Exchange Traded Funds (Cost $34,169,906)		26,092,697

Short-Term Investments — 2.8%
36,780,963	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	36,780,963
36,780,963	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	36,780,963

Total Short-Term Investments (Cost $73,561,926)		73,561,926

U.S. Treasury Obligations — 0.5%
$ 100,000	U.S. Treasury Bills, 1.10%, 01/02/09	99,999
2,500,000	U.S. Treasury Bills, 2.06%, 01/08/09	2,499,904
1,000,000	U.S. Treasury Bills, 1.95%, 01/15/09	999,959
5,000,000	U.S. Treasury Bills, 0.42%, 01/22/09	4,999,929
1,000,000	U.S. Treasury Bills, 0.90%, 01/29/09	999,972
100,000	U.S. Treasury Bills, 1.54%, 04/02/09	99,971
1,000,000	U.S. Treasury Bills, 1.10%, 04/16/09	999,405
1,000,000	U.S. Treasury Bills, 1.40%, 04/30/09	999,902
500,000	U.S. Treasury Bills, 2.30%, 07/02/09	499,334

Total U.S. Treasury Obligations (Cost $12,186,879)		12,198,375

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 97.6% (Cost $3,140,938,124)		2,532,929,868

Short-Term Investments Held As Collateral For Loaned Securities — 10.0%
Institutional Money Market Trust
258,155,698	Institutional Money Market Trust
(Cost $258,155,698)		258,155,698

Total Investments — 107.6% (Cost $3,399,093,822)		2,791,085,566	[3]
Liabilities in Excess of Other Assets — (7.6%)		(197,022,103)

Total Net Assets — 100.0%		$2,594,063,463

See accompanying notes.	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

December 31, 2008 (Unaudited)

Summary of inputs used to value the Fund’s investments as of December 31, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Value)
Level 1 — Quoted Prices	$2,778,887,191
Level 2 — Other Significant Observable Inputs	12,198,375
Level 3 — Significant Unobservable Inputs	—

Total	$2,791,085,566

[1]	Non-income producing security.

[2]	Security partially or fully on loan.

[3]

At December 31, 2008, the market value of securities on loan for the Mid Cap Value Fund was $254,226,802. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2008 (Unaudited)

Shares		Value
Common Stock — 95.2%
Autos & Transportation — 2.0%
Air Transport — 1.0%
7,700	FedEx Corp.	$493,955

Auto Parts:Original Equipment — 1.0%
31,200	WABCO Holdings, Inc.	492,648

Total Autos & Transportation		986,603

Consumer Discretionary — 12.5%
Advertising Agencies — 1.3%
23,500	Omnicom Group, Inc.	632,620

Consumer Electronics — 3.4%
67,300	Electronic Arts, Inc.[1]	1,079,492
12,000	Nintendo Co. Ltd., ADR[2]	573,000

		1,652,492

Retail — 2.7%
26,300	J. C. Penney Co., Inc.	518,110
14,000	Wal-Mart Stores, Inc.	784,840

		1,302,950

Services:Commercial — 1.0%
14,600	Manpower, Inc.	496,254

Textiles:Apparel Manufacturers — 1.7%
39,500	Coach, Inc.[1]	820,415

Toys — 2.4%
72,400	Mattel, Inc.	1,158,400

Total Consumer Discretionary		6,063,131

Consumer Staples — 11.3%
Beverage:Soft Drinks — 2.1%
19,100	PepsiCo, Inc.	1,046,107

Foods — 8.3%
21,700	Campbell Soup Co.	651,217
26,300	McCormick & Co., Inc.	837,918
45,550	Nestle SA, ADR[2]	1,808,335
30,700	Unilever PLC, ADR[2,3]	706,714

		4,004,184

Soaps & Household Chemicals — 0.9%
7,100	Procter & Gamble Co.	438,922

Total Consumer Staples		5,489,213

Financial Services — 21.9%
Banks:New York City — 2.4%
37,100	JPMorgan Chase & Co.	1,169,763

Banks:Outside New York City — 2.0%
18,700	Northern Trust Corp.	975,018

Diversified Financial Services — 6.4%
48,700	Bank of New York Mellon Corp. (The)	1,379,671
70,800	Marsh & McLennan Cos., Inc.	1,718,316

		3,097,987

Financial Data Processing Services & Systems — 1.5%
50,700	Western Union Co. (The)	727,038

Financial Information Services — 3.7%
23,000	Dun & Bradstreet Corp. (The)	1,775,600

Insurance:Multi-Line — 2.0%
20,900	AON Corp.	954,712

Investment Management Companies — 2.2%
74,200	Invesco Ltd.	1,071,448

Savings & Loan — 1.7%
47,500	People’s United Financial, Inc.	846,925

Total Financial Services		10,618,491

Health Care — 16.1%
Drugs & Pharmaceuticals — 7.2%
12,700	Alcon, Inc.	1,132,713
28,600	Merck & Co., Inc.	869,440
19,300	Roche Holding AG, ADR[2]	1,477,415

		3,479,568

Medical & Dental Instruments & Supplies — 8.9%
18,400	C.R. Bard, Inc.	1,550,384
12,900	Edwards Lifesciences Corp.[1]	708,855
24,300	Stryker Corp.	970,785
31,000	Thermo Fisher Scientific, Inc.[1]	1,056,170

		4,286,194

Total Health Care		7,765,762

Integrated Oils — 4.0%
Oil:Integrated International — 4.0%
13,300	Chevron Corp.	983,801
17,300	Total SA, ADR[2]	956,690

Total Integrated Oils		1,940,491

Materials & Processing — 1.0%
Metal Fabricating — 1.0%
8,200	Precision Castparts Corp.	487,736

Total Materials & Processing		487,736

Other Energy — 2.0%
Machinery:Oil Well Equipment & Services — 1.0%
25,500	Halliburton Co.	463,590

Oil: Crude Producers — 1.0%
14,600	Range Resources Corp.	502,094

Total Other Energy		965,684

Producer Durables — 6.2%
Aerospace — 4.1%
33,500	Goodrich Corp.	1,240,170
14,000	Raytheon Co.	714,560

		1,954,730

Diversified Production — 2.1%
59,100	Ingersoll-Rand Co. Ltd. — Class A	1,025,385

Total Producer Durables		2,980,115

See accompanying notes.	CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

December 31, 2008 (Unaudited)

Shares		Value
Technology — 13.4%
Communications Technology — 1.3%
16,800	QUALCOMM, Inc.	$601,944

Computer Services, Software & Systems — 7.9%
38,800	BMC Software, Inc.[1]	1,044,108
16,600	Computer Sciences Corp.[1]	583,324
40,300	Oracle Corp.[1]	714,519
71,300	Parametric Technology Corp.[1]	901,945
40,300	Teradata Corp.[1]	597,649

		3,841,545

Computer Technology — 1.8%
24,500	Hewlett-Packard Co.	889,105

Electrical & Electronics — 1.3%
38,000	Tyco Electronics Ltd.	615,980

Electronics:Semi-Conductors/Components — 1.1%
28,000	Analog Devices, Inc.	532,560

Total Technology		6,481,134

Utilities — 4.8%
Utilities:Electrical — 4.8%
32,700	Allegheny Energy, Inc.	1,107,222
15,400	American Electric Power Co., Inc.	512,512
22,800	PPL Corp.	699,732

Total Utilities		2,319,466

Total Common Stock (Cost $53,149,931)		46,097,826

Short-Term Investments — 4.8%
1,155,381	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	1,155,381
1,155,380	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	1,155,380

Total Short-Term Investments (Cost $2,310,761)		2,310,761

Total Investments — 100.0% (Cost $55,460,692)		48,408,587
Other Assets in Excess of Liabilities — 0.0%		9,076

Total Net Assets — 100.0%		$48,417,663

Summary of inputs used to value the Fund’s investments as of December 31, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Value)
Level 1 — Quoted Prices	$48,408,587
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$48,408,587

[1]	Non-income producing security.

[2]	ADR — American Depository Receipt.

[3]	PLC — Public Limited Company.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2008 (Unaudited)

Shares		Value
Common Stock — 96.5%
Autos & Transportation — 1.1%
Auto Parts: Original Equipment — 1.1%
5,500	WABCO Holdings, Inc.	$86,845

Total Autos & Transportation		86,845

Consumer Discretionary — 12.9%
Consumer Electronics — 2.2%
10,200	Electronic Arts, Inc.[1]	163,608

Retail — 2.1%
14,800	Dress Barn, Inc.[1]	158,952

Services: Commercial — 4.8%
13,800	Corrections Corp. of America[1]	225,768
17,000	TeleTech Holdings, Inc.[1]	141,950

		367,718

Textiles: Apparel Manufacturers — 1.7%
6,400	Coach, Inc.[1]	132,928

Wholesalers — 2.1%
36,200	Brightpoint, Inc.[1]	157,470

Total Consumer Discretionary		980,676

Consumer Staples — 8.9%
Foods — 8.9%
3,900	Campbell Soup Co.	117,039
4,400	McCormick & Co., Inc.	140,184
6,350	Nestle SA, ADR[2]	252,095
2,900	Ralcorp Holdings, Inc.[1]	169,360

Total Consumer Staples		678,678

Financial Services — 23.2%
Banks: New York City — 1.3%
3,100	JPMorgan Chase & Co.	97,743

Banks: Outside New York City — 5.7%
25,200	Boston Private Financial Holdings, Inc.	172,368
25,073	First Horizon National Corp.	265,019

		437,387

Diversified Financial Services — 6.0%
8,400	Bank of New York Mellon Corp. (The)	237,972
9,100	Marsh & McLennan Cos., Inc.	220,857

		458,829

Financial Information Services — 3.1%
3,100	Dun & Bradstreet Corp. (The)	239,320

Insurance: Multi-Line — 1.2%
2,000	AON Corp.	91,360

Investment Management Companies — 2.1%
11,000	Invesco Ltd.	158,840

Savings & Loan — 3.8%
10,350	People’s United Financial, Inc.	184,541
6,800	Washington Federal, Inc.	101,728

		286,269

Total Financial Services		1,769,748

Health Care — 15.7%
Drugs & Pharmaceuticals — 6.5%
1,800	Alcon, Inc.	160,542
6,100	BioMarin Pharmaceutical, Inc.[1]	108,580
3,000	Roche Holding AG, ADR[2]	229,650

		498,772

Medical & Dental Instruments & Supplies — 9.2%
2,900	C.R. Bard, Inc.	244,354
6,900	Cooper Cos., Inc. (The)	113,160
3,800	Edwards Lifesciences Corp.[1]	208,810
3,300	Stryker Corp.	131,835

		698,159

Total Health Care		1,196,931

Integrated Oils — 4.0%
Oil: Integrated International — 4.0%
2,100	Chevron Corp.	155,337
2,700	Total SA, ADR[2]	149,310

Total Integrated Oils		304,647

Materials & Processing — 6.0%
Chemicals — 1.3%
9,500	Rockwood Holdings, Inc.[1]	102,600

Diversified Materials & Processing — 1.6%
8,500	Barnes Group, Inc.	123,250

Metal Fabricating — 3.1%
3,700	Kaydon Corp.	127,095
1,800	Precision Castparts Corp.	107,064

		234,159

Total Materials & Processing		460,009

Other Energy — 4.9%
Machinery: Oil Well Equipment & Services — 3.3%
5,500	Dresser-Rand Group, Inc.[1]	94,875
8,500	Halliburton Co.	154,530

		249,405

Oil: Crude Producers — 1.6%
3,700	Range Resources Corp.	127,243

Total Other Energy		376,648

Producer Durables — 8.3%
Aerospace — 3.2%
6,600	Goodrich Corp.	244,332

Diversified Production — 2.1%
9,000	Ingersoll-Rand Co. Ltd. — Class A	156,150

See accompanying notes.	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

December 31, 2008 (Unaudited)

Shares		Value
Producer Durables — (continued)
Telecommunications Equipment — 3.0%
29,200	Arris Group, Inc.[1]	$232,140

Total Producer Durables		632,622

Technology — 7.9%
Computer Services, Software & Systems — 3.9%
5,500	BMC Software, Inc.[1]	148,005
12,200	Parametric Technology Corp.[1]	154,330

		302,335

Computer Technology — 2.0%
4,200	Hewlett-Packard Co.	152,418

Electronics: Semi-Conductors/Components — 2.0%
46,000	LSI Corp.[1]	151,340

Total Technology		606,093

Utilities — 3.6%
Utilities: Electrical — 1.5%
3,600	PPL Corp.	110,484

Utilities: Gas Distributors — 2.1%
5,500	ONEOK, Inc.	160,160

Total Utilities		270,644

Total Common Stock (Cost $9,491,961)		7,363,541

Short-Term Investments — 3.6%
136,447	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	136,447
136,447	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	136,447

Total Short-Term Investments (Cost $272,894)		272,894

Total Investments — 100.1% (Cost $9,764,855)		7,636,435
Liabilities in Excess of Other Assets — (0.1%)		(6,268)

Total Net Assets — 100.0%		$7,630,167

Summary of inputs used to value the Fund’s investments as of December 31, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Value)
Level 1 — Quoted Prices	$7,636,435
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$7,636,435

[1]	Non-income producing security.

[2]	ADR — American Depository Receipt.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM 130/30 VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2008 (Unaudited)

Shares		Value
Long Positions — 117.4%
Common Stock — 110.0%
Autos & Transportation — 2.5%
Air Transport — 1.1%
1,120	FedEx Corp.	$71,848

Auto Parts: Original Equipment — 1.4%
5,680	WABCO Holdings, Inc.[2]	89,687

Total Autos & Transportation		161,535

Consumer Discretionary — 14.9%
Advertising Agencies — 1.5%
3,650	Omnicom Group, Inc.[2]	98,258

Consumer Electronics — 4.2%
10,060	Electronic Arts, Inc.[1,2]	161,362
2,170	Nintendo Co. Ltd., ADR[3]	103,618

		264,980

Retail — 3.0%
4,060	J. C. Penney Co., Inc.[2]	79,982
1,990	Wal-Mart Stores, Inc.	111,559

		191,541

Services: Commercial — 1.2%
2,220	Manpower, Inc.	75,458

Textiles: Apparel Manufacturers — 2.0%
6,250	Coach, Inc.[1,2]	129,813

Toys — 3.0%
11,880	Mattel, Inc.[2]	190,080

Total Consumer Discretionary		950,130

Consumer Staples — 12.9%
Beverage: Soft Drinks — 2.4%
2,790	PepsiCo, Inc.	152,808

Foods — 9.3%
3,290	Campbell Soup Co.	98,733
3,810	McCormick & Co., Inc.[2]	121,387
6,805	Nestle SA, ADR[2,3]	270,158
4,610	Unilever PLC, ADR[2,3,4]	106,122

		596,400

Soaps & Household Chemicals — 1.2%
1,230	Procter & Gamble Co.	76,039

Total Consumer Staples		825,247

Financial Services — 24.9%
Banks: New York City — 2.7%
5,460	JPMorgan Chase & Co.	172,154

Banks: Outside New York City — 2.3%
2,790	Northern Trust Corp.[2]	145,470

Diversified Financial Services — 7.2%
7,130	Bank of New York Mellon Corp. (The)	201,993
10,630	Marsh & McLennan Cos., Inc.[2]	257,990

		459,983

Financial Data Processing Services & Systems — 1.8%
8,220	Western Union Co. (The)[2]	117,875

Financial Information Services — 4.1%
3,390	Dun & Bradstreet Corp. (The)[2]	261,708

Insurance: Multi-Line — 2.3%
3,200	AON Corp.[2]	146,176

Investment Management Companies — 2.5%
11,170	Invesco Ltd.[2]	161,295

Savings & Loan — 2.0%
7,220	People’s United Financial, Inc.	128,732

Total Financial Services		1,593,393

Health Care — 17.9%
Drugs & Pharmaceuticals — 8.0%
1,930	Alcon, Inc.[2]	172,137
3,990	Merck & Co., Inc.[2]	121,296
2,850	Roche Holding AG, ADR[3]	218,168

		511,601

Medical & Dental Instruments & Supplies — 9.9%
2,740	C.R. Bard, Inc.	230,872
2,000	Edwards Lifesciences Corp.[1]	109,900
3,330	Stryker Corp.[2]	133,034
4,750	Thermo Fisher Scientific, Inc.[1,2]	161,832

		635,638

Total Health Care		1,147,239

Integrated Oils — 4.9%
Oil: Integrated International — 4.9%
2,040	Chevron Corp.[2]	150,899
2,900	Total SA, ADR[2,3]	160,370

Total Integrated Oils		311,269

Materials & Processing — 0.9%
Metal Fabricating — 0.9%
1,020	Precision Castparts Corp.	60,670

Total Materials & Processing		60,670

Other Energy — 2.7%
Machinery: Oil Well Equipment & Services — 1.3%
4,700	Halliburton Co.[2]	85,446

Oil: Crude Producers — 1.4%
2,530	Range Resources Corp.[2]	87,007

Total Other Energy		172,453

Producer Durables — 7.0%
Aerospace — 4.6%
5,050	Goodrich Corp.	186,951
2,130	Raytheon Co.	108,715

		295,666

See accompanying notes.	CRM Funds

CRM FUNDS

CRM 130/30 VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2008 (Unaudited)

Shares		Value
Producer Durables — (continued)
Diversified Production — 2.4%
8,910	Ingersoll-Rand Co. Ltd. — Class A2	$154,589

Total Producer Durables		450,255

Technology — 15.8%
Communications Technology — 1.5%
2,650	QUALCOMM, Inc.	94,950

Computer Services, Software & Systems — 9.5%
6,140	BMC Software, Inc.[1,2]	165,227
2,970	Computer Sciences Corp.[1,2]	104,366
6,080	Oracle Corp.[1]	107,798
10,660	Parametric Technology Corp.[1,2]	134,849
6,410	Teradata Corp.[1,2]	95,060

		607,300

Computer Technology — 2.1%
3,680	Hewlett-Packard Co.	133,547

Electrical & Electronics — 1.5%
5,900	Tyco Electronics Ltd.[2]	95,639

Electronics: Semi-Conductors/Components — 1.2%
4,200	Analog Devices, Inc.[2]	79,884

Total Technology		1,011,320

Utilities — 5.6%
Utilities: Electrical — 5.6%
4,950	Allegheny Energy, Inc.[2]	167,607
2,590	American Electric Power Co., Inc.	86,195
3,310	PPL Corp.	101,584

Total Utilities		355,386

Total Common Stock (Cost $8,541,493)		7,038,897

Short-Term Investments — 7.4%
235,240	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	235,240
235,239	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	235,239

Total Short-Term Investments (Cost $470,479)		470,479

Total Long Positions (Cost $9,011,972)		7,509,376

Securities Sold Short — (14.7%)
Common Stock Sold Short — (11.3%)
Autos & Transportation — (0.5%)
Auto Parts: After Market — (0.5%)
(800)	Genuine Parts Co.	(30,288)

Total Autos & Transportation		(30,288)

Consumer Discretionary — (2.0%)
Retail — (1.7%)
(1,330)	BJ’s Wholesale Club, Inc.[1]	(45,566)
(1,150)	Family Dollar Stores, Inc.	(29,980)
(1,100)	O’Reilly Automotive, Inc.[1]	(33,814)

		(109,360)

Services: Commercial — (0.3%)
(1,370)	Kelly Services, Inc. — Class A	(17,824)

Total Consumer Discretionary		(127,184)

Consumer Staples — (0.9%)
Foods — (0.7%)
(1,290)	Hershey Co. (The)	(44,815)

Soaps & Household Chemicals — (0.2%)
(250)	Clorox Co.	(13,890)

Total Consumer Staples		(58,705)

Financial Services — (1.2%)
Banks: Outside New York City — (1.2%)
(1,020)	BB&T Corp.	(28,009)
(500)	City National Corp.	(24,350)
(2,610)	Synovus Financial Corp.	(21,663)

Total Financial Services		(74,022)

Health Care — (2.2%)
Drugs & Pharmaceuticals — (0.4%)
(620)	Shire PLC, ADR[3,4]	(27,764)

Electronics: Medical Systems — (0.5%)
(800)	Varian Medical Systems, Inc.[1]	(28,032)

Medical & Dental Instruments & Supplies — (1.3%)
(1,780)	Hill-Rom Holdings, Inc.	(29,299)
(1,150)	STERIS Corp.	(27,473)
(440)	Techne Corp.	(28,389)

		(85,161)

Total Health Care		(140,957)

Integrated Oils — (0.2%)
Oil: Integrated Domestic — (0.2%)
(350)	Murphy Oil Corp.	(15,522)

Total Integrated Oils		(15,522)

Materials & Processing — (1.5%)
Building Materials — (0.7%)
(2,700)	Owens Corning[1]	(46,710)

Diversified Materials & Processing — (0.3%)
(530)	Acuity Brands, Inc.	(18,502)

Engineering & Contracting Services — (0.5%)
(300)	Fluor Corp.	(13,461)
(300)	Jacobs Engineering Group, Inc.[1]	(14,430)

		(27,891)

Total Materials & Processing		(93,103)

See accompanying notes.	CRM Funds

CRM FUNDS

CRM 130/30 VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

December 31, 2008 (Unaudited)

Shares		Value
Technology — (1.9%)
Computer Services, Software & Systems — (0.5%)
(700)	Dassault Systemes SA, ADR[3]	$(31,710)

Computer Technology — (0.4%)
(2,790)	Dell, Inc.[1]	(28,570)

Electronics: Semi-Conductors/Components — (1.0%)
(2,050)	Texas Instruments, Inc.	(31,816)
(1,800)	Xilinx, Inc.	(32,076)

		(63,892)

Total Technology		(124,172)

Utilities — (0.9%)
Utilities: Gas Distributors — (0.9%)
(1,240)	Laclede Group, Inc. (The)	(58,082)

Total Utilities		(58,082)

Total Common Stock Sold Short (Proceeds $736,615)		(722,035)

Exchange Traded Funds Sold Short — (3.4%)
(600)	Energy Select Sector SPDR Fund	(28,704)
(1,400)	iShares Cohen & Steers Realty Majors Index Fund	(61,852)
(440)	Oil Service HOLDRs Trust	(32,450)
(1,300)	United States Natural Gas Fund LP1	(30,121)
(1,900)	United States Oil Fund LP1	(62,909)

Total Exchange Traded Funds Sold Short (Proceeds $361,233)		(216,036)

Total Securities Sold Short (Proceeds $1,097,848)		$(938,071)

Liabilities in Excess of Other Assets — (2.7%)		(174,651)

Total Net Assets — 100.0%		$6,396,654

Summary of inputs used to value the Fund’s investments as of December 31, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Value)
Assets:
Level 1 — Quoted Prices	$7,509,376
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total Assets	$7,509,376

Liabilities:
Level 1 — Quoted Prices	$(938,071)
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total Liabilities	$(938,071)

[1]	Non-income producing security.
[2]	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
[3]	ADR — American Depository Receipt.
[4]	PLC — Public Limited Company.

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2008 (Unaudited)

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund	All Cap Value Fund	130/30 Value Fund
ASSETS:
Investments
Investments, at cost	$593,350,793	$318,532,141	$3,399,093,822	$55,460,692	$9,764,855	$9,011,972
Net unrealized depreciation	(61,425,759)	(44,492,545)	(608,008,256)	(7,052,105)	(2,128,420)	(1,502,596)

Total investments, at value	531,925,034	274,039,596	2,791,085,566	48,408,587	7,636,435	7,509,376
Receivable for Fund shares sold	3,374,947	375,249	43,511,972	76,745	—	—
Receivable for securities sold	1,865,568	622,743	48,822,562	1,009,235	—	347,389
Receivable from Adviser	—	—	—	—	4,292	3,859
Dividends and interest receivable	531,149	232,233	4,549,733	88,183	8,685	13,250
Other assets	20,962	31,122	156,431	16,603	15,108	11,147

Total assets	537,717,660	275,300,943	2,888,126,264	49,599,353	7,664,520	7,885,021

LIABILITIES:
Proceeds from securities sold short	—	—	—	—	—	1,097,848
Net unrealized appreciation	—	—	—	—	—	(159,777)

Total securities sold short, at value	—	—	—	—	—	938,071
Obligation to return securities lending collateral	86,258,434	30,716,637	258,155,698	—	—	—
Payable due to prime broker	—	—	—	—	—	99,117
Payable for Fund shares redeemed	1,243,937	320,004	13,391,541	84,178	3,404	3,300
Payable for securities purchased	6,811,241	5,624,112	20,069,787	1,025,119	8,023	422,347
Payable for dividends on securities sold short	—	—	—	—	—	1,320
Interest payable	—	—	—	—	—	738
Accrued management fee	258,427	142,893	1,556,218	25,626	—	—
Other accrued expenses	125,911	66,341	889,557	46,767	22,926	23,474

Total liabilities	94,697,950	36,869,987	294,062,801	1,181,690	34,353	1,488,367

NET ASSETS	$443,019,710	$238,430,956	$2,594,063,463	$48,417,663	$7,630,167	$6,396,654

COMPONENTS OF NET ASSETS
Paid-in-capital	$595,089,470	$327,418,097	$3,813,464,214	$64,076,132	$11,651,418	$10,127,509
Undistributed (distributions in excess of) net investment income	(1,403,573)	(7,843)	(198,361)	(1,812)	(1,525)	1,103
Accumulated net realized loss on investments	(89,240,428)	(44,486,753)	(611,194,134)	(8,604,552)	(1,891,306)	(2,389,139)
Net unrealized depreciation of investments	(61,425,759)	(44,492,545)	(608,008,256)	(7,052,105)	(2,128,420)	(1,342,819)

NET ASSETS	$443,019,710	$238,430,956	$2,594,063,463	$48,417,663	$7,630,167	$6,396,654

NET ASSETS BY SHARE CLASS
Investor Shares	$120,434,723	$71,767,830	$1,174,928,871	$16,089,603	$3,853,139	$2,336,551
Institutional Shares	322,584,987	166,663,126	1,419,134,592	32,309,802	3,759,853	4,060,103
Advisor Shares	—	—	—	18,258	17,175	—

NET ASSETS	$443,019,710	$238,430,956	$2,594,063,463	$48,417,663	$7,630,167	$6,396,654

SHARES OF BENEFICIAL INTEREST OUTSTANDING
($0.01 par value, unlimited authorized shares)
Investor Shares	8,542,058	7,529,820	62,973,899	2,109,354	579,445	354,074
Institutional Shares	21,787,350	17,391,016	74,859,126	4,230,576	565,288	614,015
Advisor Shares	—	—	—	2,393	2,581	—
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)
Investor Shares	$14.10	$9.53	$18.66	$7.63	$6.65	$6.60
Institutional Shares	$14.81	$9.58	$18.96	$7.64	$6.65	$6.61
Advisor Shares	$—	$—	$—	$7.63	$6.65	$—

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2008 (Unaudited)

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund	All Cap Value Fund	130/30 Value Fund
INVESTMENT INCOME
Dividends	$3,431,751	$2,218,077	$34,593,436	$474,279	$59,545	$105,584
Interest	27,728	29,153	382,079	4,236	27	607
Securities lending income	418,396	163,672	763,420	—	—	—
Foreign tax withheld	—	—	(1,684)	(3,333)	—	(1,033)

Total investment income	3,877,875	2,410,902	35,737,251	475,182	59,572	105,158

EXPENSES
Investment advisory fees	1,862,846	970,340	12,145,555	167,249	38,782	55,380
Administration and accounting fees	55,716	31,391	357,336	9,923	5,809	6,929
Custody fees	26,529	13,857	136,822	6,438	2,700	9,830
Transfer Agent fees	59,417	65,191	949,398	30,236	27,467	19,184
Shareholder reports	31,584	5,823	265,389	8,305	760	764
Shareholder services - Investor Shares	182,357	97,724	1,768,494	23,582	6,047	4,007
Trustee fees and expenses	18,214	7,725	126,190	1,404	252	273
Compliance services	4,327	2,209	30,963	341	66	79
Distribution fees - Advisor Shares	—	—	—	189	53	—
Registration fees	28,420	34,682	41,814	24,035	21,484	11,882
Professional fees	27,064	23,552	80,899	19,973	11,228	11,256
Dividend expense on securities sold short	—	—	—	—	—	22,931
Miscellaneous	16,538	6,243	107,824	1,895	896	628

Total expenses excluding interest expense	2,313,012	1,258,737	16,010,684	293,570	115,544	143,143
Interest expense	—	—	—	—	—	22,515

Total expenses	2,313,012	1,258,737	16,010,684	293,570	115,544	165,658
Distribution fees waived - Advisor Shares	—	—	—	(189)	(53)	—
Expenses waived/reimbursed	—	—	—	(22,300)	(58,414)	(61,603)

Net expenses	2,313,012	1,258,737	16,010,684	271,081	57,077	104,055

NET INVESTMENT INCOME	1,564,863	1,152,165	19,726,567	204,101	2,495	1,103

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(60,720,519)	(36,330,219)	(533,594,634)	(6,283,954)	(1,456,421)	(2,726,746)
Short sales	—	—	—	—	—	739,414
Net change in unrealized appreciation (depreciation) on:
Investments	(76,487,584)	(40,457,921)	(677,340,947)	(7,593,736)	(1,852,236)	(1,308,462)
Short sales	—	—	—	—	—	90,278

Net realized and unrealized loss on investments	(137,208,103)	(76,788,140)	(1,210,935,581)	(13,877,690)	(3,308,657)	(3,205,516)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(135,643,240)	$(75,635,975)	$(1,191,209,014)	$(13,673,589)	$(3,306,162)	$(3,204,413)

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Small Cap Value Fund
	Six Months Ended December 31, 2008 (Unaudited)	Year Ended June 30, 2008
NET ASSETS - BEGINNING OF PERIOD	$562,037,825	$862,239,526

OPERATIONS
Net investment income	1,564,863	2,606,165
Net realized gain (loss) from investments	(60,720,519)	1,317,313
Net change in unrealized appreciation (depreciation) on investments	(76,487,584)	(146,769,813)

Net decrease in net assets resulting from operations	(135,643,240)	(142,846,335)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(559,703)	(425,163)
Net investment income - Institutional Shares	(2,407,229)	(2,260,594)
Net realized gains on investments - Investor Shares	—	(31,040,187)
Net realized gains on investments - Institutional Shares	—	(70,265,013)

Total distributions to shareholders	(2,966,932)	(103,990,957)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	14,414,941	18,343,367
Sale of shares - Institutional Shares	65,875,553	75,572,559
Reinvestment of distributions - Investor Shares	488,319	29,570,994
Reinvestment of distributions - Institutional Shares	2,292,421	69,694,207
Redemption of shares- Investor Shares	(21,061,947)	(51,192,092)
Redemption of shares - Institutional Shares	(42,417,230)	(195,353,444)

Net increase (decrease) from capital share transactions	19,592,057	(53,364,409)

Total decrease in net assets	(119,018,115)	(300,201,701)

NET ASSETS - END OF PERIOD	$443,019,710	$562,037,825

Distributions in excess of net investment income	$(1,403,573)	$(1,504)

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Small/Mid Cap Value Fund
	Six Months Ended December 31, 2008 (Unaudited)	Year Ended June 30, 2008
NET ASSETS - BEGINNING OF PERIOD	$281,437,231	$91,176,847

OPERATIONS
Net investment income	1,152,165	724,680
Net realized loss from investments	(36,330,219)	(4,978,653)
Net change in unrealized appreciation (depreciation) on investments	(40,457,921)	(19,753,886)

Net decrease in net assets resulting from operations	(75,635,975)	(24,007,859)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(374,818)	(58,869)
Net investment income - Institutional Shares	(1,301,129)	(149,820)
Net realized gains on investments - Investor Shares	—	(4,495,166)
Net realized gains on investments - Institutional Shares	—	(4,399,434)

Total distributions to shareholders	(1,675,947)	(9,103,289)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	31,511,964	107,073,970
Sale of shares - Institutional Shares	37,874,031	179,391,978
Reinvestment of distributions - Investor Shares	63,359	4,319,158
Reinvestment of distributions - Institutional Shares	1,098,984	4,415,926
Redemption of shares- Investor Shares	(20,598,929)	(51,016,734)
Redemption of shares - Institutional Shares	(15,643,762)	(20,783,222)
Redemption of shares - Advisor Shares[1]	—	(29,544)

Net increase from capital share transactions	34,305,647	223,371,532

Total increase (decrease) in net assets	(43,006,275)	190,260,384

NET ASSETS - END OF PERIOD	$238,430,956	$281,437,231

Undistributed (distributions in excess of) net investment income	$(7,843)	$515,939

[1]	Advisor Shares liquidated effective October 26, 2007.

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Mid Cap Value Fund
	Six Months Ended December 31, 2008 (Unaudited)	Year Ended June 30, 2008
NET ASSETS - BEGINNING OF PERIOD	$4,252,347,754	$4,330,435,238

OPERATIONS
Net investment income	19,726,567	36,559,006
Net realized gain (loss) from investments	(533,594,634)	79,074,042
Net change in unrealized appreciation (depreciation) on investments	(677,340,947)	(595,964,943)

Net decrease in net assets resulting from operations	(1,191,209,014)	(480,331,895)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(14,874,756)	(9,062,391)
Net investment income - Institutional Shares	(22,851,925)	(20,522,171)
Net realized gains on investments - Investor Shares	—	(159,195,635)
Net realized gains on investments - Institutional Shares	—	(261,687,907)

Total distributions to shareholders	(37,726,681)	(450,468,104)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	342,167,391	559,768,167
Sale of shares - Institutional Shares	315,617,278	981,493,267
Reinvestment of distributions - Investor Shares	14,326,500	161,236,347
Reinvestment of distributions - Institutional Shares	17,948,729	243,261,432
Redemption of shares- Investor Shares	(280,487,000)	(474,587,565)
Redemption of shares - Institutional Shares	(838,921,494)	(618,459,133)

Net increase (decrease) from capital share transactions	(429,348,596)	852,712,515

Total decrease in net assets	(1,658,284,291)	(78,087,484)

NET ASSETS - END OF PERIOD	$2,594,063,463	$4,252,347,754

Undistributed (distributions in excess of) net investment income	$(198,361)	$17,801,753

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Opportunity Fund
	Six Months Ended December 31, 2008 (Unaudited)	Year Ended June 30, 2008
NET ASSETS - BEGINNING OF PERIOD	$45,137,243	$52,468,582

OPERATIONS
Net investment income	204,101	222,752
Net realized loss from investments	(6,283,954)	(1,133,660)
Net change in unrealized appreciation (depreciation) on investments	(7,593,736)	(4,920,305)

Net decrease in net assets resulting from operations	(13,673,589)	(5,831,213)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(76,581)	(41,910)
Net investment income - Institutional Shares	(260,567)	(117,454)
Net investment income - Advisor Shares	(146)	(114)
Net realized gains on investments - Investor Shares	—	(1,434,016)
Net realized gains on investments - Institutional Shares	—	(1,673,720)
Net realized gains on investments - Advisor Shares	—	(1,615)

Total distributions to shareholders	(337,294)	(3,268,829)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	2,087,332	2,555,422
Sale of shares - Institutional Shares	18,451,939	6,392,422
Reinvestment of distributions - Investor Shares	65,705	1,440,811
Reinvestment of distributions - Institutional Shares	149,262	1,766,698
Reinvestment of distributions - Advisor Shares	146	1,729
Redemption of shares- Investor Shares	(1,700,544)	(4,012,804)
Redemption of shares - Institutional Shares	(1,762,537)	(6,375,575)

Net increase from capital share transactions	17,291,303	1,768,703

Total increase (decrease) in net assets	3,280,420	(7,331,339)

NET ASSETS - END OF PERIOD	$48,417,663	$45,137,243

Undistributed (distributions in excess of) net investment income	$(1,812)	$131,381

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	All Cap Value Fund
	Six Months Ended December 31, 2008 (Unaudited)	Year Ended June 30, 2008
NET ASSETS - BEGINNING OF PERIOD	$8,138,887	$6,858,424

OPERATIONS
Net investment income	2,495	15,161
Net realized loss from investments	(1,456,421)	(355,492)
Net change in unrealized appreciation (depreciation) on investments	(1,852,236)	(943,492)

Net decrease in net assets resulting from operations	(3,306,162)	(1,283,823)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	—	(361)
Net investment income - Institutional Shares	(12,731)	(5,959)
Net investment income - Advisor Shares	(58)	(51)
Net realized gains on investments - Investor Shares	—	(118,634)
Net realized gains on investments - Institutional Shares	—	(65,677)
Net realized gains on investments - Advisor Shares	—	(560)

Total distributions to shareholders	(12,789)	(191,242)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	151,418	2,612,956
Sale of shares - Institutional Shares	3,021,558	1,056,069
Sale of shares - Advisor Shares	55	—
Reinvestment of distributions - Investor Shares	—	117,958
Reinvestment of distributions - Institutional Shares	11,931	53,573
Reinvestment of distributions - Advisor Shares	58	611
Redemption of shares- Investor Shares	(236,371)	(356,895)
Redemption of shares - Institutional Shares	(138,418)	(728,744)

Net increase from capital share transactions	2,810,231	2,755,528

Total increase (decrease) in net assets	(508,720)	1,280,463

NET ASSETS - END OF PERIOD	$7,630,167	$8,138,887

Undistributed (distributions in excess of) net investment income	$(1,525)	$8,769

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	130/30 Value Fund
	Six Months Ended December 31, 2008 (Unaudited)	For the Period December 31, 2007[1] through June 30, 2008
NET ASSETS - BEGINNING OF PERIOD	$9,790,371	$—

OPERATIONS
Net investment income (loss)	1,103	(4,047)
Net realized loss from investments	(1,987,332)	(398,544)
Net change in unrealized appreciation (depreciation) on investments	(1,218,184)	(124,635)

Net decrease in net assets resulting from operations	(3,204,413)	(527,226)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	316,350	4,157,597
Sale of shares - Institutional Shares	1,809,500	6,813,600
Redemption of shares- Investor Shares	(693,112)	(145,811)
Redemption of shares - Institutional Shares	(1,622,042)	(507,789)

Net increase (decrease) from capital share transactions	(189,304)	10,317,597

Total increase (decrease) in net assets	(3,393,717)	9,790,371

NET ASSETS - END OF PERIOD	$6,396,654	$9,790,371

Undistributed net investment income	$1,103	$—

[1]	Commencement of operations.

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENT OF CASH FLOWS

130/30 Value Fund
For the Six Months Ended December 31, 2008 (Unaudited)
Cash flows provided by (used in) operating activities:
Net decrease in net assets resulting from operations	$(3,204,413)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments	(17,424,823)
Proceeds from disposition of long-term portfolio investments	18,132,533
Net purchases of short-term portfolio investments	(6,689,935)
Net proceeds from short sales	5,975,840
Net realized loss on investments	1,987,332
Net unrealized depreciation on investments	1,218,184
Decrease in deposits with brokers for securities sold short	226,052
Decrease in receivable for securities sold	145,067
Decrease in receivable from Adviser	18,079
Decrease in dividends and interest receivable	569
Increase in other assets	(11,147)
Decrease in payable for securities purchased	(186,800)
Increase in payable for Fund shares redeemed	3,300
Increase in accrued expenses	(534)

Net cash provided by operating activities	189,304

Cash flows from financing activities:
Net proceeds from fund share activity	(189,304)

Net cash used in financing activities	(189,304)

Net increase in cash	—
Cash at beginning of period	—

Cash at end of period	$—

[1]	Interest paid for the six-month period ended December 31, 2008 was $27,207.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

	Small Cap Value Fund — Investor Shares
	For the Six Months Ended December 31, 2008 (Unaudited)	For the Years Ended June 30,
		2008	2007	2006[1]	2005[1]	2004[1]
Net Asset Value — Beginning of Period	$18.80	$27.78	$26.56	$26.41	$26.34	$19.77

Investment operations:
Net investment income (loss)[2]	0.04	0.05	(0.02)	(0.06)	(0.10)	(0.14)
Net realized and unrealized gain (loss) on investments	(4.67)	(5.10)	5.06	3.73	2.53	6.71

Total from investment operations	(4.63)	(5.05)	5.04	3.67	2.43	6.57

Distributions to shareholders:
From net investment income	(0.07)	(0.05)	(0.03)	—	—	—
From net realized gains on investments	—	(3.88)	(3.79)	(3.52)	(2.36)	—

Total distributions to shareholders	(0.07)	(3.93)	(3.82)	(3.52)	(2.36)	—

Net Asset Value — End of Period	$14.10	$18.80	$27.78	$26.56	$26.41	$26.34

Total Return	(24.64%)[3]	(18.71%)	20.47%	14.27%	9.46%	33.23%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.11%[4]	1.11%	1.12%	1.14%	1.22%[5]	1.22%[5]
Net investment income (loss)	0.45%[4]	0.20%	(0.08%)	(0.23%)	(0.40%)[5]	(0.58%)[5]
Portfolio turnover rate	40%[3]	79%	84%	80%	84%[5]	77%[5]
Net Assets at the end of period (000’s omitted)	$120,435	$168,055	$245,746	$294,362	$273,817	$282,119

[1]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

[5]

For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Small Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Small Cap Value Fund — Institutional Shares
	For the Six Months Ended December 31, 2008 (Unaudited)	For the Years Ended June 30,
		2008	2007	2006[1]	2005[1]	2004[1]
Net Asset Value — Beginning of Period	$19.78	$29.00	$27.58	$27.23	$27.03	$20.24

Investment operations:
Net investment income (loss)[2]	0.06	0.11	0.04	0.01	(0.04)	(0.08)
Net realized and unrealized gain (loss) on investments	(4.92)	(5.33)	5.28	3.86	2.60	6.87

Total from investment operations	(4.86)	(5.22)	5.32	3.87	2.56	6.79

Distributions to shareholders:
From net investment income	(0.11)	(0.12)	(0.11)	—	—	—
From net realized gains on investments	—	(3.88)	(3.79)	(3.52)	(2.36)	—

Total distributions to shareholders	(0.11)	(4.00)	(3.90)	(3.52)	(2.36)	—

Net Asset Value — End of Period	$14.81	$19.78	$29.00	$27.58	$27.23	$27.03

Total Return	(24.53%)[3]	(18.50%)	20.75%	14.60%	9.71%	33.55%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.86%[4]	0.86%	0.87%	0.89%	0.97%[5]	0.97%[5]
Net investment income (loss)	0.71%[4]	0.46%	0.16%	0.02%	(0.15%)[5]	(0.32%)[5]
Portfolio turnover rate	40%[3]	79%	84%	80%	84%[5]	77%[5]
Net Assets at the end of period (000’s omitted)	$322,585	$393,983	$616,494	$529,694	$458,596	$361,660

[1]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

[5]

For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Small Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Small/Mid Cap Value Fund — Investor Shares
	For the Six Months Ended December 31, 2008	For the Years Ended June 30,			For the Period September 1, 2004[1] through
	(Unaudited)	2008	2007	2006[2]	June 30, 2005[2]
Net Asset Value — Beginning of Period	$12.98	$15.87	$13.00	$11.57	$10.00

Investment operations:
Net investment income (loss)[3]	0.04	0.05	(0.06)	(0.05)	0.12
Net realized and unrealized gain (loss) on investments	(3.44)	(2.02)	3.78	1.59	1.45

Total from investment operations	(3.40)	(1.97)	3.72	1.54	1.57

Distributions to shareholders:
From net investment income	(0.05)	(0.01)	—	(0.01)	—
From net realized gains on investments	—	(0.91)	(0.85)	(0.10)	—

Total distributions to shareholders	(0.05)	(0.92)	(0.85)	(0.11)	—

Net Asset Value — End of Period	$9.53	$12.98	$15.87	$13.00	$11.57

Total Return	(26.18%)[4]	(12.67%)	29.55%	13.33%	15.70%[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.15%[5]	1.23%	1.42%	1.47%	1.50%[5,6]
Expenses, excluding reimbursement/waiver	1.15%[5]	1.23%	1.44%	1.48%	2.59%[5,6]
Net investment income (loss), including reimbursement/waiver	0.73%[5]	0.33%	(0.41%)	(0.38%)	1.28%[5,6]
Portfolio turnover rate	45%[4]	78%	94%	109%	71%[4,6]
Net Assets at the end of period (000’s omitted)	$71,768	$84,201	$37,191	$25,926	$25,566

[1]	Inception of Investor Share class.

[2]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[3]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[4]	Not annualized.

[5]	Annualized.

[6]

For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Small/Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Small/Mid Cap Value Fund — Institutional Shares
	For the Six Months Ended December 31, 2008	For the Years Ended June 30,			For the Period September 1, 2004[1] through
	(Unaudited)	2008	2007	2006[2]	June 30, 2005[2]
Net Asset Value — Beginning of Period	$13.07	$15.96	$13.05	$11.60	$10.00

Investment operations:
Net investment income (loss)[3]	0.06	0.07	(0.02)	(0.01)	0.04
Net realized and unrealized gain (loss) on investments	(3.47)	(2.02)	3.78	1.59	1.56

Total from investment operations	(3.41)	(1.95)	3.76	1.58	1.60

Distributions to shareholders:
From net investment income	(0.08)	(0.03)	—	(0.03)	—
From net realized gains on investments	—	(0.91)	(0.85)	(0.10)	—

Total distributions to shareholders	(0.08)	(0.94)	(0.85)	(0.13)	—

Net Asset Value — End of Period	$9.58	$13.07	$15.96	$13.05	$11.60

Total Return	(26.10%)[4]	(12.48%)	29.75%	13.67%	16.00%[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	0.90%[5]	0.99%	1.19%	1.22%	1.25%[5,6]
Expenses, excluding reimbursement/waiver	0.90%[5]	0.99%	1.22%	1.22%	3.22%[5,6]
Net investment income (loss), including reimbursement/waiver	0.96%[5]	0.53%	(0.18%)	(0.12%)	0.58%[5,6]
Portfolio turnover rate	45%[4]	78%	94%	109%	71%[4,6]
Net Assets at the end of period (000’s omitted)	$166,663	$197,237	$53,955	$35,476	$6,584

[1]	Inception of Institutional Share class.

[2]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[3]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[4]	Not annualized.

[5]	Annualized.

[6]

For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Small/Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Mid Cap Value Fund — Investor Shares
	For the Six Months Ended December 31, 2008	For the Years Ended June 30,
	(Unaudited)	2008	2007	2006[1]	2005[1]	2004[1]
Net Asset Value — Beginning of Period	$26.70	$33.18	$28.07	$26.08	$23.73	$17.57

Investment operations:
Net investment income (loss)[2]	0.12	0.21	0.15	0.10	0.33	(0.02)
Net realized and unrealized gain (loss) on investments	(7.92)	(3.49)	6.76	2.86	3.17	6.20

Total from investment operations	(7.80)	(3.28)	6.91	2.96	3.50	6.18

Distributions to shareholders:
From net investment income	(0.24)	(0.17)	(0.14)	(0.17)	(0.09)	(0.02)
From net realized gains on investments	—	(3.03)	(1.66)	(0.80)	(1.06)	—

Total distributions to shareholders	(0.24)	(3.20)	(1.80)	(0.97)	(1.15)	(0.02)

Net Asset Value — End of Period	$18.66	$26.70	$33.18	$28.07	$26.08	$23.73

Total Return	(29.21%)[3]	(10.49%)	25.41%	11.55%	14.90%	35.22%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.08%[4]	1.02%	1.04%	1.08%	1.20%[5]	1.28%[5]
Expenses, excluding reimbursement/waiver	1.08%[4]	1.02%	1.04%	1.08%	1.20%[5]	1.28%[5]
Net investment income (loss), including reimbursement/waiver	1.03%[4]	0.70%	0.48%	0.38%	1.31%[5]	(0.10%)[5]
Portfolio turnover rate	50%[3]	73%	92%	110%	112%[5]	152%[5]
Net Assets at the end of period (000’s omitted)	$1,174,929	$1,603,987	$1,716,638	$1,136,565	$632,006	$136,994

[1]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

[5]

For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Mid Cap Value Fund — Institutional Shares
	For the Six Months Ended December 31, 2008	For the Years Ended June 30,
	(Unaudited)	2008	2007	2006[1]	2005[1]	2004[1]
Net Asset Value — Beginning of Period	$27.16	$33.69	$28.47	$26.43	$23.97	$17.70

Investment operations:
Net investment income[2]	0.14	0.28	0.22	0.17	0.37	0.03
Net realized and unrealized gain (loss) on investments	(8.06)	(3.54)	6.86	2.90	3.24	6.26

Total from investment operations	(7.92)	(3.26)	7.08	3.07	3.61	6.29

Distributions to shareholders:
From net investment income	(0.28)	(0.24)	(0.20)	(0.23)	(0.09)	(0.02)
From net realized gains on investments	—	(3.03)	(1.66)	(0.80)	(1.06)	—

Total distributions to shareholders	(0.28)	(3.27)	(1.86)	(1.03)	(1.15)	(0.02)

Net Asset Value — End of Period	$18.96	$27.16	$33.69	$28.47	$26.43	$23.97

Total Return	(29.17%)[3]	(10.29%)	25.69%	11.82%	15.22%	35.58%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	0.83%[4]	0.81%	0.82%	0.83%	0.95%[5]	1.01%[5]
Expenses, excluding reimbursement/waiver	0.83%[4]	0.81%	0.82%	0.83%	0.95%[5]	1.01%[5]
Net investment income, including reimbursement/waiver	1.19%[4]	0.92%	0.71%	0.63%	1.56%[5]	0.16%[5]
Portfolio turnover rate	50%[3]	73%	92%	110%	112%[5]	152%[5]
Net Assets at the end of period (000’s omitted)	$1,419,134	$2,648,360	$2,613,797	$1,768,982	$1,028,600	$337,365

[1]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

[5]

For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Large Cap Opportunity Fund — Investor Shares
	For the Six Months Ended December 31, 2008	For the Years Ended June 30,		For the Period December 1, 2005[1] through
	(Unaudited)	2008	2007	June 30, 2006
Net Asset Value — Beginning of Period	$10.56	$12.68	$10.48	$10.00

Investment operations:
Net investment income[2]	0.03	0.04	0.02	—
Net realized and unrealized gain (loss) on investments	(2.92)	(1.41)	2.27	0.48

Total from investment operations	(2.89)	(1.37)	2.29	0.48

Distributions to shareholders:
From net investment income	(0.04)	(0.02)	(0.01)	—
From net realized gains on investments	—	(0.73)	(0.08)	—

Total distributions to shareholders	(0.04)	(0.75)	(0.09)	—

Net Asset Value — End of Period	$7.63	$10.56	$12.68	$10.48

Total Return	(27.39%)[3]	(11.27%)	21.95%	4.80%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.35%[4]	1.40%	1.47%	1.50%[4]
Expenses, excluding reimbursement/waiver	1.45%[4]	1.57%	1.80%	6.26%[4]
Net investment income, including reimbursement/waiver	0.69%[4]	0.31%	0.15%	0.03%[4]
Portfolio turnover rate	61%[3]	128%	119%	101%[3]
Net Assets at the end of period (000’s omitted)	$16,090	$21,545	$25,852	$2,243

[1]	Inception of Investor Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Large Cap Opportunity Fund — Institutional Shares
	For the Six Months Ended December 31, 2008	For the Years Ended June 30,		For the Period December 1, 2005[1] through
	(Unaudited)	2008	2007	June 30, 2006
Net Asset Value — Beginning of Period	$10.59	$12.71	$10.50	$10.00

Investment operations:
Net investment income[2]	0.05	0.07	0.05	0.02
Net realized and unrealized gain (loss) on investments	(2.94)	(1.41)	2.26	0.48

Total from investment operations	(2.89)	(1.34)	2.31	0.50

Distributions to shareholders:
From net investment income	(0.06)	(0.05)	(0.02)	—
From net realized gains on investments	—	(0.73)	(0.08)	—

Total distributions to shareholders	(0.06)	(0.78)	(0.10)	—

Net Asset Value — End of Period	$7.64	$10.59	$12.71	10.50

Total Return	(27.26%)[3]	(11.03%)	22.13%	5.00%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.10%[4]	1.15%	1.21%	1.25%[4]
Expenses, excluding reimbursement/waiver	1.20%[4]	1.32%	1.55%	4.88%[4]
Net investment income, including reimbursement/waiver	1.08%[4]	0.56%	0.42%	0.31%[4]
Portfolio turnover rate	61%[3]	128%	119%	107%[3]
Net Assets at the end of period (000’s omitted)	$32,310	$23,567	$26,588	7,880

[1]	Inception of Institutional Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Large Cap Opportunity Fund — Advisor Shares
	For the Six Months Ended December 31, 2008 (Unaudited)	For the Year Ended June 30, 2008	For the Period October 24, 2006[1] through June 30, 2007
Net Asset Value — Beginning of Period	$10.58	$12.70	$11.34

Investment operations:
Net investment income[2]	0.04	0.07	0.03
Net realized and unrealized gain (loss) on investments	(2.93)	(1.41)	1.42

Total from investment operations	(2.89)	(1.34)	1.45

Distributions to shareholders:
From net investment income	(0.06)	(0.05)	(0.01)
From net realized gains on investments	—	(0.73)	(0.08)

Total distributions to shareholders	(0.06)	(0.78)	(0.09)

Net Asset Value — End of Period	$7.63	$10.58	$12.70

Total Return	(27.29%)[3]	(11.03%)	12.89%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.10%[4]	1.15%	1.21%[4]
Expenses, excluding reimbursement/waiver	2.95%[4]	1.82%	2.04%[4]
Net investment income, including reimbursement/waiver	0.94%[4]	0.56%	0.42%[4]
Portfolio turnover rate	61%[3]	128%	119%[3]
Net Assets at the end of period (000’s omitted)	$18	$25	$28

[1]	Inception of Advisor Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	All Cap Value Fund — Investor Shares
	For the Six Months Ended December 31, 2008 (Unaudited)	For the Year Ended June 30, 2008	For the Period October 24, 2006[1] through June 30, 2007
Net Asset Value — Beginning of Period	$9.62	$11.40	$10.00

Investment operations:
Net investment income (loss)[2]	— [3]	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	(2.97)	(1.57)	1.43

Total from investment operations	(2.97)	(1.56)	1.42

Distributions to shareholders:
From net investment income	—	— [3]	(0.01)
From net realized gains on investments	—	(0.22)	(0.01)

Total distributions to shareholders	—	(0.22)	(0.02)

Net Asset Value — End of Period	$6.65	$9.62	$11.40

Total Return	(30.87%)[4]	(13.76%)	14.21%[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.50%[5]	1.50%	1.50%[5]
Expenses, excluding reimbursement/waiver	2.92%[5]	3.95%	6.13%[5]
Net investment income (loss), including reimbursement/waiver	(0.06%)[5]	0.10%	(0.07%)[5]
Portfolio turnover rate	50%[4]	90%	54%[4]
Net Assets at the end of period (000’s omitted)	$3,853	$5,714	$4,322

[1]	Inception of Investor Share class.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]	Amount represents less than $0.005.

[4]	Not annualized.

[5]	Annualized.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	All Cap Value Fund — Institutional Shares
	For the Six Months Ended December 31, 2008 (Unaudited)	For the Year Ended June 30, 2008	For the Period October 24, 2006[1] through June 30, 2007
Net Asset Value — Beginning of Period	$9.64	$11.42	$10.00

Investment operations:
Net investment income[2]	0.01	0.04	0.01
Net realized and unrealized gain (loss) on investments	(2.98)	(1.58)	1.44

Total from investment operations	(2.97)	(1.54)	1.45

Distributions to shareholders:
From net investment income	(0.02)	(0.02)	(0.02)
From net realized gains on investments	—	(0.22)	(0.01)

Total distributions to shareholders	(0.02)	(0.24)	(0.03)

Net Asset Value — End of Period	$6.65	$9.64	$11.42

Total Return	(30.78%)[3]	(13.57%)	14.46%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.25%[4]	1.25%	1.25%[4]
Expenses, excluding reimbursement/waiver	2.69%[4]	3.76%	5.84%[4]
Net investment income, including reimbursement/waiver	0.24%[4]	0.35%	0.14%[4]
Portfolio turnover rate	50%[3]	90%	54%[3]
Net Assets at the end of period (000’s omitted)	$3,760	$2,400	$2,508

[1]	Inception of Institutional Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	All Cap Value Fund — Advisor Shares
	For the Six Months Ended December 31, 2008 (Unaudited)	For the Year Ended June 30, 2008	For the Period October 24, 2006[1] through June 30, 2007
Net Asset Value — Beginning of Period	$9.65	$11.43	$10.00

Investment operations:
Net investment income[2]	0.01	0.03	0.02
Net realized and unrealized gain (loss) on investments	(2.99)	(1.57)	1.43

Total from investment operations	(2.98)	(1.54)	1.45

Distributions to shareholders:
From net investment income	(0.02)	(0.02)	(0.01)
From net realized gains on investments	—	(0.22)	(0.01)

Total distributions to shareholders	(0.02)	(0.24)	(0.02)

Net Asset Value — End of Period	$6.65	$9.65	$11.43

Total Return	(30.85%)[3]	(13.55%)	14.45%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.25%[4]	1.25%	1.25%[4]
Expenses, excluding reimbursement/waiver	3.16%[4]	4.28%	6.40%[4]
Net investment income, including reimbursement/waiver	0.19%[4]	0.32%	0.21%[4]
Portfolio turnover rate	50%[3]	90%	54%[3]
Net Assets at the end of period (000’s omitted)	$17	$25	$29

[1]	Inception of Advisor Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	130/30 Value Fund — Investor Shares
	For the Six Months Ended December 31, 2008 (Unaudited)	For the Period December 31, 2007[1] through June 30, 2008
Net Asset Value — Beginning of Period	$9.17	$10.00

Investment operations:
Net investment loss[2]	(0.01)	(0.01)
Net realized and unrealized loss on investments	(2.56)	(0.82)

Total from investment operations	(2.57)	(0.83)

Net Asset Value — End of Period	$6.60	$9.17

Total Return	(28.03%)[3]	(8.30%)[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	2.51%[4]	2.82%[4]
Expenses, including reimbursement/waiver (excluding interest expense)	2.00%[4]	2.00%[4]
Expenses, excluding reimbursement/waiver	3.87%[4]	5.34%[4]
Net investment loss, including reimbursement/waiver	(0.14%)[4]	(0.26%)[4]
Portfolio turnover rate	100%[3]	72%[3]
Net Assets at the end of period (000’s omitted)	$2,337	$3,837

[1]	Inception of Investor Share class.

[2]	The net investment loss per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	130/30 Value Fund — Institutional Shares
	For the Six Months Ended December 31, 2008 (Unaudited)	For the Period December 31, 2007[1] through June 30, 2008
Net Asset Value — Beginning of Period	$9.18	$10.00

Investment operations:
Net investment income (loss)[2]	— [3]	— [3]
Net realized and unrealized loss on investments	(2.57)	(0.82)

Total from investment operations	(2.57)	(0.82)

Net Asset Value — End of Period	$6.61	$9.18

Total Return	(28.00%)[4]	(8.20%)[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	2.25%[5]	2.60%[5]
Expenses, including reimbursement/waiver (excluding interest expense)	1.75%[5]	1.75%[5]
Expenses, excluding reimbursement/waiver	3.67%[5]	5.11%[5]
Net investment income (loss), including reimbursement/waiver	0.12%[5]	—%[5,6]
Portfolio turnover rate	100%[4]	72%[4]
Net Assets at the end of period (000’s omitted)	$4,060	$5,954

[1]	Inception of Institutional Share class.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]	Amount represents less than $0.005.

[4]	Not annualized.

[5]	Annualized.

[6]	Amount represents less than 0.005%.

See accompanying notes.	CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Description of the Funds. CRM Small Cap Value Fund (“Small Cap Value Fund”), CRM Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”), CRM Mid Cap Value Fund (“Mid Cap Value Fund”), CRM Large Cap Opportunity Fund (“Large Cap Opportunity Fund”), CRM All Cap Value Fund (“All Cap Value Fund”) and CRM 130/30 Value Fund (“130/30 Value Fund”), (each, a “Fund” and collectively, the “Funds”) are series of CRM Mutual Fund Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on March 30, 2005.

Each Fund offers Investor and Institutional Shares. The Large Cap Opportunity Fund and All Cap Value Fund also offer Advisor Shares. Each class has different minimum investment requirements, fees and expenses. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered only to those investors who invest in a Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more or where related accounts total $1,000,000 or more when combined. Investor Shares are available to all investors and are subject to a shareholder servicing fee. Advisor Shares are available to all investors and are subject to a Rule 12b-1 distribution and shareholder servicing fee.

2.	Significant Accounting Policies. The following is a summary of the significant accounting policies of the Funds:

Security Valuation. The Funds value their investment securities and securities sold short based on current market values when such values are available. These prices normally are supplied by a pricing service.

In valuing a Fund’s investment securities and securities sold short, a security listed on the New York Stock Exchange (the “Exchange”) (and not subject to restrictions against sale by the Fund on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the NASDAQ Stock Market, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees of the Trust (the “Board” or “Trustees”). The Trustees have delegated to Cramer Rosenthal McGlynn, LLC (“CRM”), the Funds’ investment adviser, the authority to approve fair value determinations in any situation that would impact a Fund’s NAV by less than a penny per share. If the proposed valuation would impact a Fund’s NAV by more than a penny per share, then the Board is responsible for determining an appropriate price. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time.

CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds’ investments as of December 31, 2008 is included with each Fund’s Schedule of Investments.

Federal Income Taxes. Each Fund is treated as a separate entity for Federal income tax purposes and intends to qualify or to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each of the Fund’s tax positions and has concluded that no provision for income tax is required in each of the Fund’s financial statements. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) and it is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Management is currently evaluating the impact of SFAS 161 on financial statement disclosures, if any.

Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro-rata basis among the Funds based on relative net assets.

CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Securities Sold Short (Short Sales). 130/30 Value Fund engages in short sales (selling securities it does not own in anticipation of a decline in the market value of the security) as part of its normal investment activities. The short sales are collateralized by cash deposits and securities. The collateral required is determined daily by reference to the market value of the short positions. The Fund is subject to risk of loss if the applicable counterparty broker were to fail to perform its obligations under the contractual terms. Dividend expense on securities sold short is recorded on the ex-dividend date and is treated as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the financial statements. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the related amount shown in the accompanying Statement of Assets and Liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which it replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates.

The Fund intends to maintain an approximate net 100% long exposure (long market value minus short market value) to the equity market. The Fund will normally seek to hold long positions in equity and equity related securities equal in value to approximately 130% of the Fund’s net assets and short positions equal in value to approximately 30% of the Fund’s net assets. During the six months ended December 31, 2008, the Fund utilized (borrowed) the cash proceeds from short sales to purchase additional securities and recorded interest expense on a daily basis at a variable rate in accordance with terms of its agreement with the broker. During the six months ended December 31, 2008, the average balance borrowed was $1,017,841 at a weighted average interest rate of 2.17%.

Leverage occurs when a fund increases its assets available for investment using borrowings or similar transactions. Borrowing and other transactions used for leverage may cause the value of the Fund’s shares to be more volatile than if the Fund did not borrow or engage in such transactions. This is because leverage tends to magnify the effect of any increase or decrease in the value of the Fund’s portfolio holdings. Leverage thus creates the potential for greater gains, but also greater losses. To repay such obligations, the Fund may have to sell securities at a time and at a price that is unfavorable to the Fund.

Class Accounting. In calculating the NAV per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. Advisory Fees and Other Transactions with Affiliates. CRM serves as investment adviser to the Funds. CRM receives an advisory fee from Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund and Large Cap Opportunity Fund of 0.75% of each Fund’s first $1 billion of average daily net assets; 0.70%

CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

of each Fund’s next $1 billion of average daily net assets; and 0.65% of each Fund’s average daily net assets in excess of $2 billion. For its advisory services to All Cap Value Fund, CRM receives 0.95% for the first $1 billion of average daily net assets; 0.90% of the next $1 billion of average daily net assets; and 0.85% in excess of $2 billion of average daily net assets. For its advisory services to the 130/30 Value Fund, CRM receives 1.25% of the Fund’s average daily net assets.

CRM has contractually agreed to waive its fees and reimburse certain operating expenses of each Fund (excluding taxes, extraordinary expenses, brokerage commissions and interest) (i) with respect to Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, Large Cap Opportunity Fund and All Cap Value Fund, in an amount that will limit annual operating expenses to not more than 1.50%, 1.25% and 1.75% of average daily net assets for the Investor Class, Institutional Class and Advisor Class, respectively, and (ii) with respect to 130/30 Value Fund, in an amount that will limit annual operating expenses to not more than 2.00% and 1.75% of average daily net assets for the Investor Class and Institutional Class, respectively. These undertakings will remain in place until November 1, 2010 for Small Cap Value Fund, Mid Cap Value Fund, Large Cap Opportunity Fund, All Cap Value Fund and 130/30 Value Fund and until November 1, 2009 for Small/Mid Cap Value Fund. From time to time, CRM may agree to waive its fees to lower the annual operating expenses beyond the ones contractually agreed upon. CRM has voluntarily agreed to cap the annual expense ratio of Small/Mid Cap Value Fund not to exceed 1.35% and 1.10% for the Investor Class and Institutional Class, respectively; and the expense ratio of Large Cap Opportunity Fund not to exceed 1.40%, 1.15% and 1.65% for the Investor Class, Institutional Class and Advisor Class, respectively. These voluntary caps may be increased or terminated at any time.

CRM provides compliance services to the Funds. The Chief Compliance Officer (“CCO”) is an employee of CRM. The Funds are responsible for reimbursing CRM for the portion of his salary allocated to his duties as the CCO of the Funds at a rate of $75,000 per year.

Compensation of Trustees and Officers. Except for the CCO of the Funds, trustees and officers of the Funds who are interested persons of CRM, as defined in the 1940 Act, receive no compensation from the Funds.

Trustees of the Funds who are not interested persons of CRM, as defined in the 1940 Act (each an “Independent Trustee”), receive compensation and reimbursement of expenses. Each Independent Trustee receives aggregate annual compensation in the amount of $50,000 from the Trust. Under a Deferred Compensation Plan (the “Plan”) adopted August 12, 2005, an Independent Trustee may elect to defer receipt of all, or a portion, of his annual compensation. Deferred amounts credited to an Independent Trustee’s deferral account are treated as though such amounts have been invested and reinvested in Institutional Shares of one or more of the Funds until such amounts are distributed in accordance with the Plan. Trustees’ fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

Shareholder Servicing Fees. The Board has adopted a Shareholder Servicing Plan which allows each Fund to obtain, for its Investor Shares, the services of CRM and other qualified financial institutions to act as shareholder servicing agents for its shareholders. Under the plan, each Fund may pay shareholder servicing agents, including CRM, monthly fees at an annual rate not to exceed 0.25% of the Fund’s average daily net assets attributable to its Investor Shares.

CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Distribution Fees. The Board has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act authorizing each Fund to pay fees for the sale and distribution of its Advisor Shares, and for services provided to Advisor Shares shareholders to maintain shareholder accounts. Under the Distribution Plan, each Fund may pay monthly fees at an annual rate not to exceed 0.50% of the Fund’s average daily net assets attributable to its Advisor Shares. Currently, only the Large Cap Opportunity Fund and All Cap Value Fund offer Advisor Shares. No fees were paid under the Distribution Plan for the six months ended December 31, 2008.

Sub-Transfer Agent Fees. Institutional Shares of each Fund are sold through certain Intermediaries that provide accounting, recordkeeping, and/or other services to shareholders. The Board of Trustees has approved payment of the fees charged by these Intermediaries for providing these sub-transfer agency services from the assets of the Institutional Shares of each Fund provided these fees do not exceed the charges the Fund would bear for these services if they were provided directly by the Funds’ transfer agent. CRM, as the Funds’ agent, remits these payments to the Intermediaries. In some cases, where the sub-transfer agency fees of an Intermediary are greater than the amounts paid to CRM by the Funds for that Intermediary, CRM may pay the balance of those fees itself.

4.	Investment Securities Transactions. The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) for the six months ended December 31, 2008, were as follows:

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund	All Cap Value Fund	130/30 Value Fund
Purchases	$219,361,619	$152,923,303	$1,673,172,299	$42,501,574	$6,837,756	$10,196,082
Sales	(191,088,430)	(111,658,154)	(2,071,243,717)	(25,778,462)	(3,958,911)	(10,787,133)

5.	Securities Lending Agreement. The Funds, except for the 130/30 Value Fund, may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Funds record securities lending income net of such allocations. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6.	Capital Share Transactions. Transactions in shares of capital stock for the six months ended December 31, 2008 and the year ended June 30, 2008 were as follows:

	For the Six Month Period Ended December 31, 2008			For the Year Ended June 30, 2008
	Investor Shares	Institutional Shares	Advisor Shares	Investor Shares	Institutional Shares	Advisor Shares
Small Cap Value Fund
Sold	847,355	4,136,652	—	873,804	3,345,748	—
Issued on reinvestment of distributions	36,065	161,325	—	1,513,357	3,394,750	—
Redeemed	(1,278,151)	(2,427,034)	—	(2,297,084)	(8,083,594)	—

Net increase (decrease)	(394,731)	1,870,943	—	90,077	(1,343,096)	—

Small/Mid Cap Value Fund
Sold	2,990,756	3,626,694	—	7,481,892	12,875,117	—
Issued on reinvestment of distributions	6,813	117,538	—	317,352	322,566	—
Redeemed	(1,955,231)	(1,439,232)	—	(3,655,734)	(1,492,095)	(1,895)

Net increase (decrease)	1,042,338	2,305,000	—	4,143,510	11,705,588	(1,895)

Mid Cap Value Fund
Sold	15,413,542	14,264,404	—	18,890,108	32,223,047	—
Issued on reinvestment of distributions	780,736	963,431	—	5,653,448	8,397,012	—
Redeemed	(13,285,710)	(37,888,485)	—	(16,208,723)	(20,679,248)	—

Net increase (decrease)	2,908,568	(22,660,650)	—	8,334,833	19,940,811	—

Large Cap Opportunity Fund
Sold	258,144	2,221,473	—	225,020	539,804	—
Issued on reinvestment of distributions	8,808	19,982	20	125,945	154,162	151
Redeemed	(198,547)	(236,888)	—	(349,491)	(559,927)	—

Net increase	68,405	2,004,567	20	1,474	134,039	151

All Cap Value Fund
Sold	22,596	333,181	9	236,029	96,374	—
Issued on reinvestment of distributions	—	1,844	9	11,587	5,257	60
Redeemed	(36,962)	(18,578)	—	(32,772)	(72,335)	—

Net increase (decrease)	(14,366)	316,447	18	214,844	29,296	60

130/30 Value Fund[1]
Sold	41,221	196,226	—	434,008	701,589	—
Issued on reinvestment of distributions	—	—	—	—	—	—
Redeemed	(105,546)	(230,636)	—	(15,609)	(53,164)	—

Net increase (decrease)	(64,325)	(34,410)	—	418,399	648,425	—

[1]	Commenced operations on December 31, 2007.

CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7.	Federal Tax Information. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as “ordinary income” for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The tax character of distributions paid during the six months ended December 31, 2008 and the fiscal year ended June 30, 2008 was as follows:

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund	All Cap Value Fund
Six months ended December 31, 2008
Ordinary income	$2,966,932	$1,675,947	$37,726,681	$337,294	$12,789
Long-term capital gain	—	—	—	—	—

Total distributions	$2,966,932	$1,675,947	$37,726,681	$337,294	$12,789

Year ended June 30, 2008
Ordinary income	$25,978,924	$4,929,540	$244,666,174	$2,408,685	$170,202
Long-term capital gain	78,012,033	4,173,749	205,801,930	860,144	21,040

Total distributions	$103,990,957	$9,103,289	$450,468,104	$3,268,829	$191,242

The total cost of investments and net unrealized appreciation or depreciation for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, and related gross unrealized appreciation and depreciation of securities held by each Fund at December 31, 2008 was as follows (excluding securities sold short):

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund	All Cap Value Fund	130/30 Value Fund
Tax cost of investments	$605,425,418	$325,857,793	$3,492,893,503	$56,852,864	$9,939,869	$9,589,048

Gross unrealized appreciation	$31,092,491	$8,820,621	$75,785,045	$1,052,417	$137,378	$116,808
Gross unrealized depreciation	(104,592,875)	(60,638,818)	(777,592,982)	(9,496,694)	(2,440,812)	$(2,196,480)

Net unrealized appreciation (depreciation) on investments	$(73,500,384)	$(51,818,197)	$(701,807,937)	$(8,444,277)	$(2,303,434)	$(2,079,672)

CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

8.	Contractual Obligations. The Funds enter into contracts in the normal course of business that contain a variety of indemnification obligations. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of liability for indemnity claims to be remote.

9.	Temporary Borrowing. Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund and Large Cap Opportunity Fund participate in a $25 million revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions by shareholders. The Funds are charged an annual commitment fee, which is allocated across the Funds on the basis of each Fund’s allocation of the entire facility. The Funds may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of December 31, 2008, or at any time during the six month period then ended.

CRM Funds

CRM FUNDS

OTHER INFORMATION (Unaudited)

Commencement of New Funds

The CRM Global Opportunity Fund (“Global Opportunity Fund”) and the CRM International Opportunity Fund (“International Opportunity Fund”), which offer Investor and Institutional Shares, commenced operations on December 31, 2008. Because the Global Opportunity Fund and the International Opportunity Fund had no activity besides the initial purchase of Investor and Institutional Shares on December 31, 2008, no financial information was available to disclose in this semi-annual report.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year (quarters ended September 30 and March 31) on Form N-Q. The Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust’s portfolios is available, without charge and upon request, by calling 800-CRM-2883 and on the SEC’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ended June 30th is available without charge and upon request by calling 800-CRM-2883, and on the SEC’s website listed above.

CRM Funds

TRUSTEES

Louis Ferrante, CFA, CPA

Louis Klein, Jr., Esq.

Carlos A. Leal, CPA

Clement C. Moore, II

INVESTMENT ADVISER

Cramer Rosenthal McGlynn, LLC

520 Madison Avenue, 20th Floor

New York, NY 10022

ADMINISTRATOR

PNC Global Investment Servicing (U.S.), Inc.

301 Bellevue Parkway

Wilmington, DE 19809

LEGAL COUNSEL

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

Investor Information:

800-CRM-2833

www.crmfunds.com

SEMI-ANNUAL REPORT

DECEMBER 31, 2008 (Unaudited)

CRM SMALL CAP

VALUE FUND

CRM SMALL/MID CAP

VALUE FUND

CRM MID CAP

VALUE FUND

CRM LARGE CAP

OPPORTUNITY FUND

CRM ALL CAP

VALUE FUND

CRM 130/30

VALUE FUND

This report is authorized for distribution only to shareholders and to others who have received current prospectuses of the CRM Funds.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer (Principal Executive Officer)

Date 2/26/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer (Principal Executive Officer)

Date 2/26/2009

By (Signature and Title)*	/s/ Carlos A. Leal
Carlos A. Leal, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date 2/26/2009

*	Print the name and title of each signing officer under his or her signature.